March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.71%, 04/16/37(a)(b)	USD	500	$ 501,835
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.10%, 04/28/37(a)(b)		1,000	1,001,830
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		2,255	2,255,203
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		1,353	1,349,104
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 12.85%, 04/25/35(a)(b)		620	621,343
Argent Securities Trust, Series 2006-W5, Class A1, (1 mo. Term SOFR + 0.41%), 4.73%, 06/25/36(a)(c)		3,716	2,422,462
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 7.85%, 07/19/34		300	299,506
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.66%, 07/24/34		250	250,000
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.14%, 07/20/37		250	247,007
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		750	749,876
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.00%, 01/20/31(a)(b)(c)		700	699,866
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 6.61%, 07/15/34(a)(b)		250	250,126
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.46%, 04/15/34(a)(b)		500	498,369
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.90%, 04/15/37(a)(b)		800	802,904
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.31%, 04/20/32(a)(b)(c)		1,573	1,570,483
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/17/34(a)(b)		250	249,669
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.00%, 10/15/37(a)(b)(c)		500	498,483
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.09%, 04/20/35(a)(b)		450	447,957
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.74%, 04/21/37		550	551,940
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.67%, 01/18/38		1,804	1,804,050
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.05%, 01/18/38		2,255	2,253,419
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.34%, 10/20/37		500	496,336
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.73%, 01/15/40		500	499,772
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.64%, 01/22/38		500	499,986
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		303	172,976
Security		Par (000)	Value
Asset-Backed Securities (continued)
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)	USD	272	$ 270,403
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.74%, 01/15/38(a)(b)		500	500,496
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1 mo. Term SOFR + 0.39%), 4.71%, 06/25/37(a)		433	411,721
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.20%, 04/18/31(a)(b)		250	249,892
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 10.64%, 04/20/35(a)(b)		585	585,380
Elmwood CLO II Ltd., Series 2019-2A, Class ERR, (3- mo. CME Term SOFR + 5.75%), 10.04%, 10/20/37(a)(b)		250	250,079
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.37%, 10/20/34(a)(b)		280	279,634
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.11%, 07/20/34(a)(b)		250	248,027
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)		316	319,598
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	100,129
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 12.86%, 04/21/35(a)(b)		400	398,733
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.49%, 10/21/30(a)(b)		325	325,467
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.25%, 04/15/37(a)(b)		875	873,864
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/17/34(a)(b)		250	249,769
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		497	514,656
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 10.65%, 01/20/32		425	425,556
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.04%, 01/20/35		400	398,189
OCP CLO Ltd.(a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 7.70%, 04/10/33		250	249,945
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,095
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.65%, 04/26/36		800	798,658
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.61%, 07/15/34(a)(b)		250	249,298
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.52%, 07/19/30(a)(b)		447	446,488
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/25/31(a)(b)		250	249,828
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.58%, 01/22/38(a)(b)		300	300,039

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.09%, 01/20/31(a)(b)	USD	250	$ 226,657
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38(a)(b)		1,520	1,515,634
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38(a)(b)		1,600	1,598,098
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		300	297,814
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.12%, 01/20/38(a)(b)		250	247,650
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 12.71%, 07/15/36(a)(b)		500	504,243
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(d)		980	931,000
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.41%, 10/15/29		500	500,004
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38(c)		2,977	2,973,688
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.65%, 01/15/37(a)(b)		250	250,131
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		193	196,076
Sound Point CLO XXII Ltd., Series 2019-1AR, Class ARR, (3-mo. CME Term SOFR + 1.03%), 5.32%, 01/20/32(a)(b)		1,064	1,062,516
Sterling COOFS Trust(b)(d)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		495	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		294	296,378
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.73%, 01/05/38(a)(b)		500	500,010
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.14%, 04/23/35(a)(b)		300	299,159
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.96%, 01/29/32(a)(b)		600	599,522
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.69%, 07/23/37		250	249,136
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.81%, 10/25/34		500	499,385
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(e)	GBP	21	28,177
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 10/17/32(a)(b)(c)	USD	500	499,382
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 7.20%, 10/24/37(a)(b)	USD	500	$ 500,002
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.15%, 10/15/35(a)(b)		250	248,959
Total Asset-Backed Securities — 8.5% (Cost: $44,999,701)			44,714,067

	Shares
Common Stocks
Construction & Engineering — 0.0%
Mcdermott International Ltd.(f)	382	6,303
Diversified Telecommunication Services — 0.0%
Wom New Holdco(d)	549	15,921
Womchi 2024	275,000	—
		15,921
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292)(f)(g)	2,888	219,488
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(d)(f)	9,110	605,775
NMG Parent LLC	1,330	142,850
		748,625
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(f)	464	928
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $280,194)(f)(g)	9,021	95,469
Household Products — 0.0%
Berkline Benchcraft Equity LLC(d)(f)	3,155	—
Industrial Conglomerates(d) — 0.0%
Ameriforge Group, Inc.	801	—
SVP SINGER(f)	4,245	20,164
		20,164
IT Services — 0.1%
Travelport Finance Luxembourg SARL(d)(f)	90	252,521
Real Estate Management & Development — 0.0%
ADLER Group SA(d)(f)	33,168	1
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(d)(f)	10,062	100,622
Transportation Infrastructure — 0.1%
Incora Top Holdco LLC(d)	9,437	235,925
Total Common Stocks — 0.3% (Cost: $2,696,813)		1,695,967

Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)(c)
5.13%, 08/15/27	USD	793	$ 766,418
7.75%, 04/15/28		330	283,649
9.00%, 09/15/28		1,338	1,374,212
7.50%, 06/01/29		1,045	863,020
7.88%, 04/01/30		657	644,152
CMG Media Corp., 8.88%, 06/18/29(b)		188	162,150
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(c)		200	185,879
Lamar Media Corp., 4.00%, 02/15/30		40	37,046
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)(c)		717	622,105
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		88	86,491
4.25%, 01/15/29(c)		268	248,536
4.63%, 03/15/30		107	97,825
7.38%, 02/15/31(c)		295	307,247
Stagwell Global LLC, 5.63%, 08/15/29(b)(c)		101	96,183
			5,774,913
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		274	278,428
Bombardier, Inc.(b)
6.00%, 02/15/28(c)		542	534,867
7.50%, 02/01/29		9	9,231
8.75%, 11/15/30(c)		463	488,141
7.25%, 07/01/31(c)		180	180,612
7.00%, 06/01/32(c)		254	252,901
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		952	928,286
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(c)		446	444,930
Goat Holdco LLC, 6.75%, 02/01/32(b)		358	350,389
Northrop Grumman Corp., 3.85%, 04/15/45(c)		600	473,934
Spirit AeroSystems, Inc.(b)(c)
9.38%, 11/30/29		524	558,991
9.75%, 11/15/30		456	503,353
TransDigm, Inc.(b)(c)
6.75%, 08/15/28		1,197	1,214,481
6.38%, 03/01/29		1,991	2,011,298
7.13%, 12/01/31		787	809,696
6.63%, 03/01/32		2,088	2,114,610
6.00%, 01/15/33		1,154	1,135,694
Triumph Group, Inc., 9.00%, 03/15/28(b)(c)		1,077	1,132,231
Wolverine Escrow LLC, 0.00%, 11/15/26(d)(f)(h)		662	—
			13,422,073
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	231,662
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	116,199
			347,861
Automobile Components — 1.0%
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46(c)		240	181,945
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(e)	EUR	200	215,890
8.50%, 05/15/27(b)(c)	USD	2,599	2,599,609
6.75%, 05/15/28(b)(c)		839	850,818
6.75%, 02/15/30(b)		240	242,287
Dana, Inc.
4.25%, 09/01/30		87	80,294
4.50%, 02/15/32		134	122,023
Security		Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(c)	USD	112	$ 110,702
Goodyear Tire & Rubber Co.
5.25%, 04/30/31		13	11,727
5.63%, 04/30/33		109	97,362
IHO Verwaltungs GmbH, Series MAR, (7.00% PIK), 7.00%, 11/15/31(e)(i)	EUR	100	110,819
Mahle GmbH, 6.50%, 05/02/31(e)		100	106,730
Schaeffler AG(e)
04/01/28(j)		100	107,860
4.75%, 08/14/29		100	107,751
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	413	393,896
			5,339,713
Automobiles — 1.1%
Asbury Automotive Group, Inc., 4.50%, 03/01/28		146	140,565
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	180,835
10.38%, 03/31/29(e)	GBP	100	120,236
Carvana Co.(b)(i)
(9.00% PIK), 9.00%, 06/01/30	USD	730	773,462
(9.00% PIK), 9.00%, 06/01/31(c)		1,280	1,421,871
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		200	206,142
Ford Motor Credit Co. LLC, 5.13%, 06/16/25		200	199,867
General Motors Financial Co., Inc., 6.00%, 01/09/28(c)		1,000	1,025,579
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29(b)		200	195,440
LCM Investments Holdings II LLC(b)(c)
4.88%, 05/01/29		349	327,501
8.25%, 08/01/31		369	382,980
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)		400	379,935
RCI Banque SA(a)(e)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	107,954
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		100	112,520
TML Holdings Pte. Ltd., 4.35%, 06/09/26(e)	USD	200	196,926
Wabash National Corp., 4.50%, 10/15/28(b)(c)		220	197,665
			5,969,478
Banks — 1.8%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(e)	EUR	100	107,670
Banco Espirito Santo SA(f)(h)
4.75%, 01/15/22(a)		100	22,707
4.00%, 01/21/22		100	22,707
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(e)(k)	USD	501	497,493
Barclays Bank PLC, 1.00%, 02/16/29(c)(l)		359	355,151
Deutsche Bank AG, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(c)		1,100	1,151,206
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(c)		200	200,558
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30(a)(c)		2,600	2,623,533
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(c)		2,600	2,680,489
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(e)	EUR	100	114,079
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)	USD	121	124,057

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
UBS AG/Stamford CT, 5.00%, 07/09/27(c)	USD	1,200	$ 1,213,816
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		143	142,643
			9,256,109
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(c)		741	683,265
Building Materials — 1.6%
Builders FirstSource, Inc., 6.38%, 03/01/34(b)		195	193,500
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	160	178,025
6.38%, 12/15/30(e)		100	111,266
6.63%, 12/15/30(b)(c)	USD	2,202	2,202,976
6.75%, 07/15/31(b)		212	213,378
JELD-WEN, Inc., 7.00%, 09/01/32(b)(c)		486	431,160
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	78,290
9.75%, 07/15/28		300	301,579
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32(c)		1,327	1,335,427
6.75%, 03/01/33		387	385,239
Smyrna Ready Mix Concrete LLC(b)(c)
6.00%, 11/01/28		446	432,737
8.88%, 11/15/31		972	1,007,027
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)(c)		680	679,798
Standard Industries, Inc.(b)
4.75%, 01/15/28		2	1,936
4.38%, 07/15/30(c)		519	478,912
3.38%, 01/15/31(c)		353	306,922
Wilsonart LLC, 11.00%, 08/15/32(b)		305	279,851
			8,618,023
Building Products(b)(c) — 0.5%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		249	261,936
GYP Holdings III Corp., 4.63%, 05/01/29		371	347,083
White Cap Buyer LLC, 6.88%, 10/15/28		1,933	1,855,202
			2,464,221
Capital Markets — 1.0%
Apollo Debt Solutions BDC
6.90%, 04/13/29		44	45,653
6.70%, 07/29/31		195	201,190
6.55%, 03/15/32(b)		120	121,589
Ares Capital Corp., 5.80%, 03/08/32		75	74,549
Ares Strategic Income Fund(b)(c)
5.70%, 03/15/28		230	230,005
5.60%, 02/15/30		329	324,276
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	68,797
Blackstone Private Credit Fund
6.25%, 01/25/31		66	67,101
6.00%, 11/22/34(b)(c)		725	697,458
Blue Owl Capital Corp. II, 8.45%, 11/15/26(c)		106	111,113
Blue Owl Credit Income Corp.
7.75%, 09/16/27(c)		214	223,351
6.60%, 09/15/29(b)		39	39,630
6.65%, 03/15/31(c)		270	275,371
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(c)		214	201,879
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		259	255,420
Golub Capital Private Credit Fund, 5.88%, 05/01/30(b)		99	98,026
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(b)(c)		281	277,738
Security		Par (000)	Value
Capital Markets (continued)
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(c)	USD	205	$ 212,222
HPS Corporate Lending Fund, 6.75%, 01/30/29		85	87,558
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(c)		654	621,765
9.75%, 01/15/29		240	238,564
4.38%, 02/01/29(c)		152	126,638
10.00%, 11/15/29(b)		372	369,395
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(c)(l)		300	314,250
Sixth Street Lending Partners, 6.13%, 07/15/30(b)		106	106,687
			5,390,225
Chemicals — 1.7%
Avient Corp., 6.25%, 11/01/31(b)		158	156,513
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)(c)		273	281,554
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(c)		297	271,618
Celanese U.S. Holdings LLC
6.50%, 04/15/30		134	133,033
6.75%, 04/15/33		181	175,704
Chemours Co.
5.38%, 05/15/27		266	259,486
5.75%, 11/15/28(b)		228	210,294
4.63%, 11/15/29(b)(c)		174	148,519
8.00%, 01/15/33(b)		215	201,043
Element Solutions, Inc., 3.88%, 09/01/28(b)(c)		1,262	1,188,234
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(e)	EUR	100	108,141
Herens Holdco SARL, 4.75%, 05/15/28(b)(c)	USD	212	190,709
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(c)		267	265,388
INEOS Finance PLC, 6.38%, 04/15/29(e)	EUR	100	110,698
INEOS Quattro Finance 2 PLC(e)
8.50%, 03/15/29		100	113,348
6.75%, 04/15/30		100	107,938
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	78,403
Itelyum Regeneration SpA, 04/15/30(e)(j)	EUR	100	107,319
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)	USD	300	269,092
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		153	131,868
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		229	223,054
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	162,783
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(e)	EUR	100	112,591
9.75%, 11/15/28(b)(c)	USD	1,100	1,142,037
6.25%, 10/01/29(b)		200	175,486
7.25%, 06/15/31(b)		596	585,093
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(c)		362	339,527
WR Grace Holdings LLC(b)(c)
4.88%, 06/15/27		122	117,829
5.63%, 08/15/29		1,191	1,024,982
7.38%, 03/01/31		355	354,694
			8,746,978
Commercial Services & Supplies — 3.7%
ADT Security Corp., 4.88%, 07/15/32(b)		148	138,156
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(c)		2,241	2,269,573
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(b)(c)		1,156	1,062,342
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(c)		1,543	1,458,781
APi Group DE, Inc.(b)
4.13%, 07/15/29		132	122,306
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
APi Group DE, Inc.(b) (continued)
4.75%, 10/15/29	USD	100	$ 93,336
Arena Luxembourg Finance SARL, 05/01/30(a)(e)(j)	EUR	100	108,186
Belron UK Finance PLC, 5.75%, 10/15/29(b)(c)	USD	796	790,428
Boels Topholding BV, 5.75%, 05/15/30(e)	EUR	100	110,576
Brink’s Co.(b)
6.50%, 06/15/29	USD	157	159,153
6.75%, 06/15/32		162	164,252
Deluxe Corp., 8.13%, 09/15/29(b)		132	132,770
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		138	138,956
Fortress Transportation and Infrastructure Investors LLC(b)(c)
5.50%, 05/01/28		740	725,288
7.88%, 12/01/30		727	759,250
7.00%, 05/01/31		986	1,001,798
7.00%, 06/15/32		569	576,997
5.88%, 04/15/33		452	431,822
Garda World Security Corp.(b)
4.63%, 02/15/27(c)		360	350,405
7.75%, 02/15/28(c)		756	774,783
6.00%, 06/01/29		108	101,261
8.25%, 08/01/32		444	433,317
8.38%, 11/15/32(c)		1,007	990,092
Herc Holdings, Inc., 6.63%, 06/15/29(b)(c)		236	236,758
Hertz Corp., 12.63%, 07/15/29(b)		152	137,253
Loxam SAS, 6.38%, 05/31/29(e)	EUR	100	112,725
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	USD	125	118,307
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(c)		127	127,100
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		222	215,576
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)(c)		595	589,348
Service Corp. International(c)
5.13%, 06/01/29		238	231,786
3.38%, 08/15/30		273	243,293
4.00%, 05/15/31		370	335,116
5.75%, 10/15/32		641	629,934
Sotheby’s, 7.38%, 10/15/27(b)(c)		691	665,302
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(c)		453	397,711
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(e)	EUR	100	109,664
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(c)	USD	435	432,875
United Rentals North America, Inc., 6.13%, 03/15/34(b)		176	176,110
Verisure Holding AB, 9.25%, 10/15/27(e)	EUR	80	90,552
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	172	182,118
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(c)		682	697,923
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		32	32,375
6.63%, 04/15/30		307	310,282
7.38%, 10/01/31(c)		378	389,270
			19,355,206
Construction & Engineering — 0.5%
Arcosa, Inc.(b)
4.38%, 04/15/29(c)		286	268,028
6.88%, 08/15/32		31	31,428
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(c)		1,642	1,566,472
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30(e)	EUR	100	114,186
Dycom Industries, Inc., 4.50%, 04/15/29(b)	USD	119	111,251
Security		Par (000)	Value
Construction & Engineering (continued)
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)	USD	200	$ 190,500
Heathrow Finance PLC, 4.13%, 09/01/29(e)(m)	GBP	100	117,618
			2,399,483
Consumer Finance — 1.4%
Block, Inc.(c)
2.75%, 06/01/26	USD	406	393,783
3.50%, 06/01/31		104	91,437
6.50%, 05/15/32(b)		1,785	1,802,995
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(c)		800	832,749
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		82	80,182
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)		440	443,414
Equifax, Inc., 2.60%, 12/15/25		59	58,167
Global Payments, Inc., 1.50%, 03/01/31(c)(l)		404	380,568
Navient Corp., 9.38%, 07/25/30		162	172,577
Nexi SpA, 0.00%, 02/24/28(e)(n)	EUR	100	97,623
OneMain Finance Corp.
6.63%, 01/15/28	USD	139	140,031
6.63%, 05/15/29		247	247,462
5.38%, 11/15/29		50	47,567
7.88%, 03/15/30(c)		370	383,495
4.00%, 09/15/30		179	157,691
7.50%, 05/15/31		82	83,442
7.13%, 11/15/31		111	111,660
6.75%, 03/15/32		297	291,500
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)(c)		723	728,741
Shift4 Payments, Inc., 0.00%, 12/15/25(l)(n)		174	199,056
SLM Corp., 6.50%, 01/31/30		61	62,592
WEX, Inc., 6.50%, 03/15/33(b)		316	312,535
Worldline SA/France, 0.00%, 07/30/26(e)(n)	EUR	86	90,894
			7,210,161
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA, 6.50%, 11/27/31(e)	GBP	100	125,989
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	151	154,186
4.80%, 11/18/44		100	90,536
			370,711
Containers & Packaging — 2.0%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		— (o)	—
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(c)		400	394,435
3.25%, 09/01/28		200	179,253
4.00%, 09/01/29(c)		1,600	1,362,440
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(e)	EUR	200	199,771
4.13%, 08/15/26(b)	USD	602	552,913
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29(c)		380	382,098
6.88%, 01/15/30(c)		515	518,906
8.75%, 04/15/30(c)		600	608,487
6.75%, 04/15/32		737	742,098
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	58,605
Graphic Packaging International LLC, 3.50%, 03/15/28(b)		9	8,469

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc.(b)
5.88%, 11/01/28	USD	191	$ 150,309
9.50%, 11/01/28(c)		504	426,122
8.63%, 10/01/31		347	258,515
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(c)		3,720	3,645,600
9.25%, 04/15/27		169	159,417
OI European Group BV
6.25%, 05/15/28(b)	EUR	115	127,614
5.25%, 06/01/29(e)		100	108,779
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	39	38,786
Sealed Air Corp.(b)
4.00%, 12/01/27		72	69,305
5.00%, 04/15/29		59	57,302
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		22	23,596
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		426	419,403
			10,492,223
Diversified REITs — 0.9%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(l)		85	84,175
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	101,649
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		199	183,738
Iron Mountain, Inc.(b)
7.00%, 02/15/29(c)		702	717,952
5.25%, 07/15/30		23	22,053
5.63%, 07/15/32		19	18,164
6.25%, 01/15/33(c)		395	391,193
SBA Communications Corp., 3.13%, 02/01/29(c)		638	582,276
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(c)		2,272	2,413,527
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(b)		75	74,981
			4,589,708
Diversified Telecommunication Services — 4.7%
Altice Financing SA(b)
5.00%, 01/15/28		200	150,065
5.75%, 08/15/29(c)		524	383,297
AT&T, Inc., 4.30%, 02/15/30(c)		1,350	1,329,106
CommScope LLC(b)(c)
4.75%, 09/01/29		589	523,650
9.50%, 12/15/31		488	502,640
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		420	382,926
EchoStar Corp.(c)
(6.75% PIK), 6.75%, 11/30/30(i)		1,835	1,664,540
10.75%, 11/30/29		1,539	1,616,814
Eutelsat SA, 1.50%, 10/13/28(e)	EUR	100	84,528
Fibercop SpA(b)(c)
6.00%, 09/30/34	USD	242	220,407
7.20%, 07/18/36		358	344,740
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)(c)		314	313,646
5.00%, 05/01/28(b)(c)		753	742,938
5.88%, 11/01/29		164	163,516
6.00%, 01/15/30(b)		244	244,540
8.75%, 05/15/30(b)(c)		1,730	1,822,437
8.63%, 03/15/31(b)(c)		371	395,178
Iliad Holding SASU
7.00%, 10/15/28(b)(c)		343	347,162
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Iliad Holding SASU (continued)
5.38%, 04/15/30(e)	EUR	100	$ 108,619
8.50%, 04/15/31(b)(c)	USD	479	502,357
7.00%, 04/15/32(b)(c)		611	611,808
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)		16	15,201
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	100	108,665
Kenbourne Invest SA(d)
12.50%, 01/31/31	USD	68	67,827
5.00%, 01/31/32		289	289,157
Level 3 Financing, Inc.(b)
10.50%, 04/15/29(c)		1,186	1,305,042
4.88%, 06/15/29(c)		771	652,197
11.00%, 11/15/29(c)		1,680	1,872,529
4.50%, 04/01/30		334	266,875
10.50%, 05/15/30		681	729,687
3.88%, 10/15/30		39	29,437
10.75%, 12/15/30(c)		511	565,026
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(f)(h)(i)		200	60,987
Lorca Telecom Bondco SA, 5.75%, 04/30/29(e)	EUR	100	112,510
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	200	188,156
4.13%, 04/15/30		200	186,892
10.00%, 10/15/32		221	221,069
Sable International Finance Ltd., 7.13%, 10/15/32(b)(c)		493	474,266
SoftBank Group Corp.(e)
3.38%, 07/06/29	EUR	100	102,737
3.88%, 07/06/32		200	200,040
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	76	78,713
Verizon Communications, Inc., 3.70%, 03/22/61(c)		1,000	688,674
Viavi Solutions, Inc., 3.75%, 10/01/29(b)(c)		116	106,076
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(c)		1,284	1,307,249
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		2,457	2,237,931
6.13%, 03/01/28		307	255,346
			24,577,203
Electric Utilities — 2.4%
Alpha Generation LLC, 6.75%, 10/15/32(b)		337	337,219
Black Hills Corp., 3.15%, 01/15/27(c)		305	296,797
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(e)	EUR	100	109,470
6.38%, 02/15/32(b)	USD	225	218,173
Calpine Corp.(b)
5.13%, 03/15/28(c)		865	851,072
4.63%, 02/01/29(c)		106	101,746
5.00%, 02/01/31		67	63,966
Clearway Energy Operating LLC(b)(c)
4.75%, 03/15/28		279	270,441
3.75%, 01/15/32		242	207,346
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		400	401,760
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(c)(k)		4,031	3,857,891
Enel Finance International NV, 3.63%, 05/25/27(b)(c)		900	881,097
FirstEnergy Corp., 4.00%, 05/01/26(l)		630	638,190
Lightning Power LLC, 7.25%, 08/15/32(b)		92	94,721
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		191	184,418
NRG Energy, Inc.(b)
5.75%, 07/15/29		268	262,965
6.00%, 02/01/33(c)		808	786,052
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
NRG Energy, Inc.(b) (continued)
6.25%, 11/01/34(c)	USD	522	$ 513,862
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)		84	78,150
Pike Corp., 8.63%, 01/31/31(b)		89	93,789
Public Power Corp. SA, 4.63%, 10/31/31(e)	EUR	100	109,344
Southern Co., 4.50%, 06/15/27(b)(l)	USD	196	215,757
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		149	149,372
Texas Competitive Electric Holdings, Series M, 5.03%, 11/10/21(d)(f)(h)		780	—
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(k)		181	185,738
Vistra Operations Co. LLC(b)(c)
7.75%, 10/15/31		288	301,608
6.88%, 04/15/32		447	455,589
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		759	746,390
			12,412,923
Electronic Equipment, Instruments & Components — 0.4%
Coherent Corp., 5.00%, 12/15/29(b)(c)		374	356,782
Imola Merger Corp., 4.75%, 05/15/29(b)(c)		330	313,384
Nexans SA, 4.25%, 03/11/30(e)	EUR	100	109,085
Sensata Technologies BV, 4.00%, 04/15/29(b)	USD	168	154,409
Sensata Technologies, Inc.(b)
4.38%, 02/15/30(c)		483	446,180
3.75%, 02/15/31		54	47,150
6.63%, 07/15/32(c)		227	224,708
WESCO Distribution, Inc.(b)
6.63%, 03/15/32		185	187,668
6.38%, 03/15/33		260	261,313
Xerox Corp., 10/15/30(b)(j)		118	116,820
Zebra Technologies Corp., 6.50%, 06/01/32(b)		117	118,409
			2,335,908
Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		91	91,049
6.25%, 04/01/28(c)		348	348,267
6.63%, 09/01/32(c)		501	502,968
Halliburton Co., 3.80%, 11/15/25		3	2,988
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(c)		566	576,953
Oceaneering International, Inc., 6.00%, 02/01/28		71	70,248
Star Holding LLC, 8.75%, 08/01/31(b)(c)		256	244,696
TGS ASA, 8.50%, 01/15/30(b)		200	206,609
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)(c)		371	377,333
Weatherford International Ltd., 8.63%, 04/30/30(b)(c)		400	406,150
			2,827,261
Entertainment — 1.8%
Boyne USA, Inc., 4.75%, 05/15/29(b)(c)		214	201,475
Caesars Entertainment, Inc.(b)
7.00%, 02/15/30(c)		1,619	1,641,179
6.50%, 02/15/32(c)		635	632,941
6.00%, 10/15/32		202	188,642
Churchill Downs, Inc.(b)
4.75%, 01/15/28		137	133,095
5.75%, 04/01/30(c)		797	779,570
6.75%, 05/01/31(c)		416	419,277
Cinemark USA, Inc., 7.00%, 08/01/32(b)(c)		111	112,047
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.11%, 07/31/28(a)(e)	EUR	100	109,373
Security		Par (000)	Value
Entertainment (continued)
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	USD	408	$ 409,916
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		51	51,698
7.50%, 09/01/31		207	212,046
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		232	215,248
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(c)		211	205,691
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.49%, 12/15/30(a)(e)	EUR	100	108,517
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	298	281,475
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		72	67,573
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 04/15/30(b)(j)		176	172,965
Odeon Finco PLC, 12.75%, 11/01/27(b)		200	209,024
Pinewood Finco PLC, 6.00%, 03/27/30(e)	GBP	100	127,341
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	85,260
5.88%, 09/01/31		166	109,975
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		166	163,225
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)(c)		232	218,798
Six Flags Entertainment Corp., 7.00%, 07/01/25(b)		101	101,116
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/32(b)(c)		651	656,385
Vail Resorts, Inc., 6.50%, 05/15/32(b)(c)		364	368,034
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(c)		679	651,603
7.13%, 02/15/31(c)		492	509,151
6.25%, 03/15/33		190	185,048
			9,327,688
Environmental, Maintenance & Security Service — 0.9%
GFL Environmental, Inc.(b)
4.00%, 08/01/28(c)		121	114,997
3.50%, 09/01/28		198	187,084
4.75%, 06/15/29(c)		378	363,765
4.38%, 08/15/29(c)		405	382,015
6.75%, 01/15/31(c)		364	375,216
Madison IAQ LLC(b)
4.13%, 06/30/28		240	226,499
5.88%, 06/30/29(c)		956	903,201
Republic Services, Inc., 3.38%, 11/15/27(c)		750	731,878
Reworld Holding Corp.
4.88%, 12/01/29(b)(c)		142	132,076
5.00%, 09/01/30		70	64,841
Waste Pro USA, Inc., 7.00%, 02/01/33(b)(c)		987	990,330
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		105	106,905
			4,578,807
Financial Services — 1.4%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(a)		45	43,544
Azorra Finance Ltd., 7.75%, 04/15/30(b)		174	171,560
Clue Opco LLC, 9.50%, 10/15/31(b)(c)		151	151,044
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		186	188,890
9.13%, 05/15/31(c)		293	294,850
8.38%, 04/01/32		206	201,283

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
GGAM Finance Ltd.(b)
7.75%, 05/15/26	USD	45	$ 45,497
8.00%, 02/15/27(c)		411	421,076
8.00%, 06/15/28		150	157,291
6.88%, 04/15/29(c)		205	207,438
5.88%, 03/15/30		219	216,403
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		280	283,850
Intrum AB, 3.00%, 09/15/27(e)(f)(h)	EUR	100	85,423
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(c)	USD	325	305,547
Macquarie Airfinance Holdings Ltd.(b)(c)
8.13%, 03/30/29		262	274,958
6.50%, 03/26/31		150	156,197
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	192,778
5.63%, 01/15/30		200	181,158
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		45	44,976
6.50%, 08/01/29(c)		409	414,643
5.13%, 12/15/30(c)		219	218,439
5.75%, 11/15/31(c)		147	146,954
7.13%, 02/01/32(c)		755	784,268
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		258	268,398
7.13%, 11/15/30(c)		277	281,422
6.88%, 02/15/33		198	196,762
ProGroup AG, 5.38%, 04/15/31(e)	EUR	100	105,108
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(c)	USD	471	451,424
3.88%, 03/01/31(c)		170	152,286
4.00%, 10/15/33		96	82,349
Stena International SA, 7.25%, 01/15/31(e)		200	199,908
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	100	32,980
UWM Holdings LLC, 6.63%, 02/01/30(b)(c)	USD	382	378,880
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(i)		98	98,259
			7,435,843
Food Products — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		83	81,112
4.63%, 01/15/27(c)		477	469,910
5.88%, 02/15/28(c)		298	297,855
6.50%, 02/15/28		99	100,388
3.50%, 03/15/29		131	120,560
4.88%, 02/15/30(c)		170	162,411
6.25%, 03/15/33		183	184,783
Aramark International Finance SARL, 3.13%, 04/01/25(e)	EUR	138	149,219
Aramark Services, Inc., 5.00%, 02/01/28(b)(c)	USD	194	190,466
B&G Foods, Inc., 8.00%, 09/15/28(b)		89	89,422
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(i)		1,308	1,421,746
Chobani LLC/Chobani Finance Corp., Inc.(b)(c)
4.63%, 11/15/28		457	439,728
7.63%, 07/01/29		1,411	1,449,721
Darling Global Finance BV, 3.63%, 05/15/26(e)	EUR	120	128,810
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(c)	USD	323	321,042
ELO SACA, 3.25%, 07/23/27(e)	EUR	100	102,615
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	59	60,916
Security		Par (000)	Value
Food Products (continued)
Fiesta Purchaser, Inc.(b) (continued)
9.63%, 09/15/32	USD	91	$ 93,515
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(e)	EUR	100	108,130
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	163	167,663
Lamb Weston Holdings, Inc.(b)(c)
4.88%, 05/15/28		257	250,914
4.13%, 01/31/30		312	290,626
4.38%, 01/31/32		300	274,037
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(e)	EUR	100	107,860
Market Bidco Finco PLC, 4.75%, 11/04/27(e)		100	104,756
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	306	286,152
6.13%, 09/15/32(c)		383	380,687
Post Holdings, Inc.(b)
4.63%, 04/15/30(c)		118	110,196
4.50%, 09/15/31		32	28,982
6.25%, 02/15/32(c)		272	273,597
6.38%, 03/01/33		334	328,427
6.25%, 10/15/34		208	204,789
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	119,589
U.S. Foods, Inc.(b)
4.63%, 06/01/30		19	18,043
7.25%, 01/15/32(c)		234	243,242
United Natural Foods, Inc., 6.75%, 10/15/28(b)		213	210,337
			9,372,246
Ground Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30(b)(c)		220	193,788
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)(c)		340	339,733
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(c)		1,217	1,224,027
Union Pacific Corp., 3.20%, 05/20/41(c)		600	456,415
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		135	135,750
			2,349,713
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63%, 11/01/25(e)	EUR	100	107,438
4.63%, 07/15/28(b)(c)	USD	467	450,090
3.88%, 11/01/29(b)		209	192,954
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(c)		1,333	1,382,987
Insulet Corp., 6.50%, 04/01/33(b)		238	241,917
Medline Borrower LP(b)(c)
3.88%, 04/01/29		435	406,609
5.25%, 10/01/29		1,280	1,228,254
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)(c)		685	693,719
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		199	209,527
Opal Bidco SAS(j)
03/31/32	EUR	100	108,130
03/31/32	USD	317	317,000
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		196	199,260
			5,537,885
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		160	159,842
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(c)		345	320,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)	USD	42	$ 37,587
CHS/Community Health Systems, Inc.(b)(c)
5.63%, 03/15/27		1,028	981,659
6.00%, 01/15/29		631	560,740
5.25%, 05/15/30		902	744,190
4.75%, 02/15/31		329	260,067
10.88%, 01/15/32		775	763,507
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)(c)		340	345,952
DaVita, Inc., 6.88%, 09/01/32(b)		186	187,043
Elevance Health, Inc., 3.65%, 12/01/27(c)		1,000	980,654
Encompass Health Corp.
4.75%, 02/01/30(c)		171	164,514
4.63%, 04/01/31		237	222,119
Ephios Subco 3 SARL, 7.88%, 01/31/31(e)	EUR	100	115,195
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(c)	USD	113	102,753
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		218	209,946
HCA, Inc., 5.50%, 06/15/47(c)		650	598,573
HealthEquity, Inc., 4.50%, 10/01/29(b)(c)		615	576,495
IQVIA, Inc., 6.50%, 05/15/30(b)		211	214,750
LifePoint Health, Inc.(b)
9.88%, 08/15/30(c)		163	171,982
11.00%, 10/15/30(c)		791	859,903
8.38%, 02/15/32		437	439,997
10.00%, 06/01/32(c)		316	301,436
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		12	11,430
3.88%, 11/15/30		2	1,790
3.88%, 05/15/32(c)		141	123,704
6.25%, 01/15/33		142	139,755
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		118	111,328
Star Parent, Inc., 9.00%, 10/01/30(b)(c)		992	977,770
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(c)		726	717,929
Tenet Healthcare Corp.(c)
6.13%, 06/15/30		250	248,844
6.75%, 05/15/31		657	666,386
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(c)		252	251,274
UnitedHealth Group, Inc., 3.75%, 07/15/25(c)		1,470	1,467,117
			14,036,308
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(c)		450	334,681
Healthpeak OP LLC, 2.88%, 01/15/31(c)		1,000	894,919
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	260	285,938
7.00%, 02/15/32(e)		100	109,976
8.50%, 02/15/32(b)(c)	USD	835	850,610
Ventas Realty LP, 4.13%, 01/15/26(c)		650	646,714
			3,122,838
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		224	225,654
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		123	121,610
Pebblebrook Hotel Trust, 1.75%, 12/15/26(l)		14	13,083
RHP Hotel Properties LP/RHP Finance Corp.(b)(c)
4.50%, 02/15/29		302	285,703
6.50%, 04/01/32		596	594,932
Service Properties Trust(c)
8.63%, 11/15/31(b)		1,418	1,495,868
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust(c) (continued)
8.88%, 06/15/32	USD	496	$ 490,849
XHR LP, 6.63%, 05/15/30(b)		121	118,791
			3,346,490
Hotels, Restaurants & Leisure — 2.7%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29(b)		197	195,017
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		108	103,223
4.38%, 01/15/28(c)		134	128,865
4.00%, 10/15/30(c)		451	408,162
Carnival Corp.(b)(c)
6.00%, 05/01/29		794	788,439
6.13%, 02/15/33		904	890,828
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(c)
4.63%, 01/15/29		436	401,559
6.75%, 01/15/30		136	117,585
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(c)		537	519,321
4.00%, 05/01/31(b)(c)		189	171,162
3.63%, 02/15/32(b)		52	45,578
6.13%, 04/01/32(b)(c)		226	226,860
5.88%, 03/15/33(b)(c)		406	401,996
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		119	121,264
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(c)		220	218,712
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(c)		269	205,211
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)		400	398,520
5.38%, 12/04/29(e)		250	229,997
7.63%, 04/17/32(b)(c)		261	260,628
MGM China Holdings Ltd.
5.88%, 05/15/26(e)		250	249,555
4.75%, 02/01/27(b)(c)		200	195,500
MGM Resorts International, 6.13%, 09/15/29(c)		374	370,294
NCL Corp. Ltd.(b)
8.13%, 01/15/29		121	127,272
7.75%, 02/15/29		77	80,251
6.25%, 03/01/30		99	97,193
6.75%, 02/01/32(c)		490	484,023
NCL Finance Ltd., 6.13%, 03/15/28(b)(c)		261	260,165
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		141	149,796
Royal Caribbean Cruises Ltd.(b)(c)
5.63%, 09/30/31		948	930,863
6.00%, 02/01/33		928	927,422
Sabre GLBL, Inc.(b)(c)
8.63%, 06/01/27		428	423,541
10.75%, 11/15/29		532	535,871
Station Casinos LLC(b)
4.63%, 12/01/31(c)		218	195,878
6.63%, 03/15/32		152	150,755
TUI AG, 5.88%, 03/15/29(e)	EUR	100	111,647
Viking Cruises Ltd.(b)
5.88%, 09/15/27(c)	USD	236	234,806
7.00%, 02/15/29		51	51,171
9.13%, 07/15/31(c)		653	697,489
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	159,268
Wynn Macau Ltd.
5.50%, 01/15/26(e)		347	344,866
5.50%, 01/15/26(b)		200	198,770

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Macau Ltd. (continued)
5.63%, 08/26/28(b)(c)	USD	1,000	$ 961,250
5.13%, 12/15/29(b)(c)		410	380,787
			14,151,360
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	90,505
4.63%, 04/01/30		145	131,110
Beazer Homes USA, Inc.
5.88%, 10/15/27		54	52,947
7.50%, 03/15/31(b)		42	40,690
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	187,542
4.88%, 02/15/30(c)		286	249,985
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)		169	154,212
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	118,855
Empire Communities Corp., 9.75%, 05/01/29(b)		51	51,581
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)(c)		875	935,912
LGI Homes, Inc.(b)
8.75%, 12/15/28		89	92,754
7.00%, 11/15/32		161	152,258
Meritage Homes Corp., 1.75%, 05/15/28(b)(l)		390	381,030
New Home Co., Inc., 9.25%, 10/01/29(b)		224	229,767
Somnigroup International, Inc.(b)
4.00%, 04/15/29		204	189,458
3.88%, 10/15/31		48	42,144
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	123,159
SWF Holdings I Corp., 6.50%, 10/06/29(b)		210	115,361
			3,339,270
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(d)(f)(h)		200	—
Central Garden & Pet Co., 5.13%, 02/01/28		15	14,807
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		59	52,326
			67,133
Independent Power and Renewable Electricity Producers — 0.0%
XPLR Infrastructure LP, 2.50%, 06/15/26(b)(l)		285	271,747
Industrial Conglomerates(b) — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33		125	124,337
Axon Enterprise, Inc.
6.13%, 03/15/30		279	281,574
6.25%, 03/15/33		218	220,242
			626,153
Insurance — 4.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)(c)
4.25%, 10/15/27		627	605,118
6.75%, 10/15/27		1,382	1,376,500
6.75%, 04/15/28		282	283,103
5.88%, 11/01/29		812	784,826
7.00%, 01/15/31		912	914,789
7.38%, 10/01/32		938	942,120
AmWINS Group, Inc., 6.38%, 02/15/29(b)		138	139,052
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		230	226,681
Ardonagh Finco Ltd.
6.88%, 02/15/31(e)	EUR	200	220,585
7.75%, 02/15/31(b)(c)	USD	1,195	1,217,293
Security		Par (000)	Value
Insurance (continued)
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(c)	USD	1,287	$ 1,310,190
AssuredPartners, Inc., 7.50%, 02/15/32(b)		382	407,759
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)(c)
7.25%, 02/15/31		1,600	1,614,778
8.13%, 02/15/32		748	755,845
HUB International Ltd.(b)(c)
7.25%, 06/15/30		2,875	2,961,267
7.38%, 01/31/32		4,403	4,483,060
Jones Deslauriers Insurance Management, Inc.(b)(c)
8.50%, 03/15/30		747	784,739
10.50%, 12/15/30		428	458,306
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(c)		2,687	2,737,868
Ryan Specialty LLC(b)
4.38%, 02/01/30		125	118,933
5.88%, 08/01/32		274	270,625
Unipol Assicurazioni SpA, 4.90%, 05/23/34(e)	EUR	100	111,001
USI, Inc., 7.50%, 01/15/32(b)(c)	USD	465	474,382
			23,198,820
Interactive Media & Services — 0.1%
iliad SA, 5.63%, 02/15/30(e)	EUR	100	113,711
Snap, Inc., 6.88%, 03/01/33(b)(c)	USD	660	659,950
			773,661
Internet Software & Services(b) — 0.5%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28(c)		403	370,061
9.00%, 08/01/29		200	193,612
Cablevision Lightpath LLC
3.88%, 09/15/27		200	189,921
5.63%, 09/15/28(c)		400	366,696
Match Group Holdings II LLC
4.63%, 06/01/28		157	150,654
4.13%, 08/01/30		198	177,450
3.63%, 10/01/31(c)		200	172,364
Rakuten Group, Inc.
11.25%, 02/15/27		214	231,842
9.75%, 04/15/29(c)		561	609,088
Uber Technologies, Inc., 6.25%, 01/15/28		118	118,710
			2,580,398
IT Services — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(e)	EUR	100	109,217
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	258	253,784
Atos SE(e)(m)
5.20%, 12/18/30	EUR	43	37,876
9.36%, 12/18/29		35	40,358
CA Magnum Holdings, 5.38%, 10/31/26(b)(c)	USD	542	532,352
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(c)		635	640,141
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		159	160,244
McAfee Corp., 7.38%, 02/15/30(b)(c)		638	564,679
Science Applications International Corp., 4.88%, 04/01/28(b)(c)		113	108,248
			2,446,899
Machinery — 1.2%
ATS Corp., 4.13%, 12/15/28(b)		108	100,310
Chart Industries, Inc.(b)
7.50%, 01/01/30(c)		570	591,173
9.50%, 01/01/31		79	84,336
Esab Corp., 6.25%, 04/15/29(b)		266	269,882
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)		145	113,825
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(c)	USD	810	$ 811,504
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(a)(e)	EUR	100	108,091
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	137	140,828
Terex Corp.(b)
5.00%, 05/15/29(c)		105	100,203
6.25%, 10/15/32		178	172,619
TK Elevator Holdco GmbH
6.63%, 07/15/28(e)	EUR	129	139,373
7.63%, 07/15/28(b)(c)	USD	822	822,698
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	311	334,182
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(c)	USD	1,729	1,696,597
Vertiv Group Corp., 4.13%, 11/15/28(b)(c)		846	805,360
			6,290,981
Media — 4.0%
Cable One, Inc.
0.00%, 03/15/26(l)(n)		88	83,380
1.13%, 03/15/28(c)(l)		684	542,939
4.00%, 11/15/30(b)		23	18,237
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		57	55,153
6.38%, 09/01/29(c)		1,563	1,558,332
4.75%, 03/01/30(c)		104	96,454
4.25%, 02/01/31(c)		475	420,911
7.38%, 03/01/31(c)		1,567	1,592,033
4.75%, 02/01/32		32	28,413
4.50%, 06/01/33		19	16,204
4.25%, 01/15/34(c)		959	788,777
Charter Communications Operating LLC/Charter Communications Operating Capital(c)
4.91%, 07/23/25		559	558,864
5.38%, 05/01/47		425	352,146
CSC Holdings LLC(b)
5.50%, 04/15/27		200	185,164
5.38%, 02/01/28		400	341,132
11.75%, 01/31/29(c)		1,800	1,745,716
3.38%, 02/15/31		656	469,286
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)(c)
5.88%, 08/15/27		708	686,084
10.00%, 02/15/31		704	675,981
DISH DBS Corp.(b)
5.25%, 12/01/26		1,090	1,000,561
5.75%, 12/01/28(c)		934	787,687
DISH Network Corp., 11.75%, 11/15/27(b)(c)		1,628	1,714,409
GCI LLC, 4.75%, 10/15/28(b)		52	47,938
Gray Media, Inc.(b)
7.00%, 05/15/27		159	155,824
10.50%, 07/15/29(c)		764	795,973
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(c)		560	468,182
Midcontinent Communications, 8.00%, 08/15/32(b)		388	392,311
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(b)		644	551,013
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)		655	646,344
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26(c)		497	481,500
5.00%, 08/01/27(c)		677	661,455
4.00%, 07/15/28		97	90,501
Security		Par (000)	Value
Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(c)	USD	249	$ 226,432
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(e)(i)	EUR	110	97,615
Univision Communications, Inc.(b)
6.63%, 06/01/27	USD	562	557,351
8.00%, 08/15/28(c)		640	641,999
8.50%, 07/31/31(c)		398	388,902
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(c)		554	523,620
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)		225	196,051
Ziggo BV, 4.88%, 01/15/30(b)(c)		200	183,208
			20,824,082
Metals & Mining — 2.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)(c)		240	241,045
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	189,648
11.50%, 10/01/31(c)		939	1,021,097
ATI, Inc.
5.88%, 12/01/27(c)		127	126,113
4.88%, 10/01/29		101	96,190
7.25%, 08/15/30(c)		535	551,446
5.13%, 10/01/31(c)		215	201,334
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(c)		806	807,082
Carpenter Technology Corp., 7.63%, 03/15/30		367	378,026
Cleveland-Cliffs, Inc.(b)
6.88%, 11/01/29		231	226,047
7.50%, 09/15/31		81	79,082
7.38%, 05/01/33		187	179,433
Constellium SE(b)(c)
5.63%, 06/15/28		500	484,908
3.75%, 04/15/29		735	665,904
6.38%, 08/15/32		317	309,550
First Quantum Minerals Ltd.(b)
9.38%, 03/01/29(c)		680	715,700
8.00%, 03/01/33		200	202,500
Kaiser Aluminum Corp.(b)(c)
4.63%, 03/01/28		243	230,816
4.50%, 06/01/31		770	681,470
New Gold, Inc., 6.88%, 04/01/32(b)		305	308,042
Novelis Corp.(b)(c)
3.25%, 11/15/26		822	794,661
4.75%, 01/30/30		630	584,514
3.88%, 08/15/31		1,030	895,489
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(e)	EUR	200	205,596
Novelis, Inc., 6.88%, 01/30/30(b)	USD	446	452,311
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		122	114,531
Samarco Mineracao SA(i)
(9.00% PIK), 9.00%, 06/30/31(e)		29	28,390
(9.00% PIK), 9.00%, 06/30/31(b)		11	10,141
Vallourec SACA, 7.50%, 04/15/32(b)(c)		317	331,217
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		33	32,442
			11,144,725
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		163	154,981
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		67	63,808
7.00%, 07/15/31		225	230,936
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	175,300

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Starwood Property Trust, Inc. (continued)
6.00%, 04/15/30	USD	90	$ 87,946
6.50%, 07/01/30		174	174,088
10/15/30(j)		238	235,793
			1,122,852
Oil, Gas & Consumable Fuels — 8.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		393	399,738
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		206	201,358
6.63%, 02/01/32(c)		230	233,838
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		165	202,125
5.88%, 06/30/29		35	34,154
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		224	228,924
7.25%, 07/15/32		180	186,211
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)(c)		249	235,824
Buckeye Partners LP
6.88%, 07/01/29(b)		97	98,603
6.75%, 02/01/30(b)		87	88,123
5.85%, 11/15/43		145	128,199
5.60%, 10/15/44		86	73,716
Chord Energy Corp., 6.75%, 03/15/33(b)		173	172,093
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		778	791,740
Civitas Resources, Inc.(b)(c)
8.38%, 07/01/28		232	239,421
8.63%, 11/01/30		191	197,049
8.75%, 07/01/31		517	530,930
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	89,374
CNX Resources Corp., 7.25%, 03/01/32(b)		114	115,923
Comstock Resources, Inc.(b)
6.75%, 03/01/29(c)		362	354,051
6.75%, 03/01/29		137	133,133
5.88%, 01/15/30(c)		443	418,371
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(c)		1,617	1,551,277
Crescent Energy Finance LLC(b)(c)
7.63%, 04/01/32		590	583,550
7.38%, 01/15/33		536	516,822
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		125	128,094
DT Midstream, Inc.(b)(c)
4.13%, 06/15/29		328	308,692
4.38%, 06/15/31		329	302,617
Ecopetrol SA, 8.88%, 01/13/33		122	125,630
eG Global Finance PLC, 12.00%, 11/30/28(b)(c)		298	329,960
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		173	183,834
Energy Transfer LP(c)
3.90%, 07/15/26		235	232,969
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		469	493,551
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		4,409	4,403,802
EQM Midstream Partners LP(b)
4.50%, 01/15/29		20	19,370
6.38%, 04/01/29(c)		343	350,930
7.50%, 06/01/30		84	90,673
4.75%, 01/15/31		398	382,802
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD	182	$ 183,810
8.25%, 01/15/29(c)		327	337,607
8.88%, 04/15/30		61	63,351
7.88%, 05/15/32(c)		452	455,211
8.00%, 05/15/33		240	241,868
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		189	191,514
Harvest Midstream I LP, 7.50%, 05/15/32(b)		112	115,099
Hess Corp., 4.30%, 04/01/27		50	49,749
Hess Midstream Operations LP, 6.50%, 06/01/29(b)(c)		257	262,110
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	144,863
5.75%, 02/01/29		212	204,825
6.00%, 04/15/30		21	19,970
8.38%, 11/01/33(c)		667	683,525
6.88%, 05/15/34		338	317,883
7.25%, 02/15/35		148	141,340
Howard Midstream Energy Partners LLC(b)(c)
8.88%, 07/15/28		217	226,262
7.38%, 07/15/32		261	267,401
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	197,000
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,262	1,090,364
ITT Holdings LLC, 6.50%, 08/01/29(b)(c)		456	420,674
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)(c)		505	504,707
Kinetik Holdings LP(b)
6.63%, 12/15/28		58	58,922
5.88%, 06/15/30		53	52,448
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		148	147,727
Matador Resources Co.(b)(c)
6.88%, 04/15/28		276	279,489
6.50%, 04/15/32		303	300,283
Medco Bell Pte. Ltd., 6.38%, 01/30/27(e)		250	248,000
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(b)		102	99,458
MPLX LP, 4.25%, 12/01/27(c)		185	183,368
Murphy Oil Corp., 5.88%, 12/01/42		29	24,912
Nabors Industries Ltd., 7.50%, 01/15/28(b)(c)		109	100,333
Nabors Industries, Inc., 7.38%, 05/15/27(b)		242	238,684
NFE Financing LLC, 12.00%, 11/15/29(b)		514	433,284
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(c)
8.13%, 02/15/29		214	215,495
8.38%, 02/15/32		1,132	1,134,427
Noble Finance II LLC, 8.00%, 04/15/30(b)(c)		231	230,864
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(c)		1,015	1,017,616
3.63%, 04/15/29(l)		152	160,178
8.75%, 06/15/31(b)(c)		223	227,450
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		172	173,604
Parkland Corp., 6.63%, 08/15/32(b)		259	258,852
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		160	140,125
Permian Resources Operating LLC(b)(c)
8.00%, 04/15/27		272	277,140
5.88%, 07/01/29		411	405,621
7.00%, 01/15/32		329	336,434
6.25%, 02/01/33		214	213,153
Petroleos Mexicanos
6.50%, 03/13/27		85	82,782
8.75%, 06/02/29		130	129,120
5.95%, 01/28/31(c)		158	133,818
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
6.70%, 02/16/32	USD	48	$ 42,115
10.00%, 02/07/33		28	29,088
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	195,435
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	48,837
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(c)		389	400,403
SM Energy Co.
6.50%, 07/15/28		38	37,740
7.00%, 08/01/32(b)		129	126,603
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	82,157
Sunoco LP, 6.25%, 07/01/33(b)		291	291,305
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		148	144,046
7.38%, 02/15/29(c)		501	503,496
6.00%, 12/31/30		3	2,846
6.00%, 09/01/31		131	123,842
Talos Production, Inc., 9.38%, 02/01/31(b)		154	156,689
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)(c)		347	325,799
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(c)		280	275,011
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		56	56,412
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		105	106,898
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(c)		132	134,942
Transocean, Inc.(b)(c)
8.00%, 02/01/27		432	430,379
8.25%, 05/15/29		365	356,778
8.75%, 02/15/30		218	225,998
8.50%, 05/15/31		391	379,928
Valaris Ltd., 8.38%, 04/30/30(b)(c)		624	624,716
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29(c)		802	742,415
4.13%, 08/15/31		9	8,177
3.88%, 11/01/33(c)		473	407,088
Venture Global LNG, Inc.(b)(c)
9.50%, 02/01/29		2,255	2,418,062
7.00%, 01/15/30		584	575,350
8.38%, 06/01/31		1,435	1,455,493
9.88%, 02/01/32		1,765	1,874,580
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	155,702
Vital Energy, Inc.(c)
9.75%, 10/15/30		231	234,952
7.88%, 04/15/32(b)		687	639,541
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		222	215,822
			42,408,836
Paper & Forest Products — 0.0%
Fiber Bidco SpA, 6.13%, 06/15/31(e)	EUR	100	105,490
Magnera Corp., 7.25%, 11/15/31(b)	USD	142	138,111
			243,601
Passenger Airlines(b) — 0.3%
American Airlines, Inc., 8.50%, 05/15/29(c)		478	485,264
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		209	206,302
OneSky Flight LLC, 8.88%, 12/15/29		287	290,066
United Airlines, Inc., 4.63%, 04/15/29(c)		606	573,446
			1,555,078
Security		Par (000)	Value
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32	USD	220	$ 216,449
Pharmaceuticals — 2.1%
1261229 BC Ltd., 04/15/32(b)(j)		2,877	2,859,342
1375209 BC Ltd., 9.00%, 01/30/28(b)		271	270,790
AbbVie, Inc., 4.25%, 11/14/28(c)		1,000	997,553
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25		282	281,718
6.13%, 02/01/27		944	957,216
5.75%, 08/15/27		183	182,680
11.00%, 09/30/28		1,577	1,502,092
CVS Health Corp., 3.75%, 04/01/30		1,000	943,707
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)(c)		304	316,928
Grifols SA(e)
2.25%, 11/15/27	EUR	163	169,114
7.13%, 05/01/30		100	111,798
Gruenenthal GmbH, 4.63%, 11/15/31(e)		100	104,488
Jazz Securities DAC, 4.38%, 01/15/29(b)(c)	USD	200	190,035
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(e)	EUR	100	112,763
Option Care Health, Inc., 4.38%, 10/31/29(b)(c)	USD	245	228,587
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(c)
4.13%, 04/30/28		200	186,911
7.88%, 05/15/34		200	194,135
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)(e)	EUR	100	108,671
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(c)	USD	431	416,605
4.75%, 05/09/27(c)		400	392,156
7.88%, 09/15/29		200	215,080
8.13%, 09/15/31(c)		200	222,752
			10,965,121
Real Estate Management & Development — 0.4%
Adler Financing SARL(i)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	13	14,474
Series 1L, (8.25% PIK), 8.25%, 12/31/28		62	68,603
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	236	209,734
Series AI, 7.00%, 04/15/30(c)		271	241,158
CoreLogic, Inc., 4.50%, 05/01/28(b)(c)		1,313	1,222,098
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		181	192,205
Fantasia Holdings Group Co. Ltd.(e)(f)(h)
11.75%, 04/17/22		400	10,000
11.88%, 06/01/23		200	5,000
9.25%, 07/28/23		200	5,000
9.88%, 10/19/23		200	5,000
Howard Hughes Corp.(b)
4.13%, 02/01/29		149	135,960
4.38%, 02/01/31		100	89,014
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(e)(i)	EUR	101	107,021
			2,305,267
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	266	254,874
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom, Inc., 4.11%, 09/15/28(c)		1,594	1,571,378
Entegris, Inc., 4.75%, 04/15/29(b)(c)		763	735,554
MKS Instruments, Inc., 1.25%, 06/01/30(b)(l)		569	511,816

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	USD	33	$ 32,904
ON Semiconductor Corp., 0.50%, 03/01/29(l)		258	222,216
QUALCOMM, Inc., 1.65%, 05/20/32(c)		1,779	1,453,549
			4,527,417
Software — 4.1%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(c)		269	269,782
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(c)		3,153	2,957,551
Camelot Finance SA, 4.50%, 11/01/26(b)(c)		550	539,094
Capstone Borrower, Inc., 8.00%, 06/15/30(b)(c)		488	501,036
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(c)		440	386,043
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(c)		454	392,882
Clarivate Science Holdings Corp.(b)(c)
3.88%, 07/01/28		730	677,178
4.88%, 07/01/29		883	787,624
Cloud Software Group, Inc.(b)(c)
6.50%, 03/31/29		2,598	2,525,426
9.00%, 09/30/29		3,125	3,116,843
8.25%, 06/30/32		2,348	2,387,282
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)(c)		514	514,849
Elastic NV, 4.13%, 07/15/29(b)(c)		226	210,745
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)(c)		413	406,156
Fair Isaac Corp., 4.00%, 06/15/28(b)(c)		354	336,596
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)(c)		200	179,870
7.88%, 05/01/29(e)	EUR	100	109,739
8.75%, 05/01/29(b)(c)	USD	217	215,936
Oracle Corp., 3.60%, 04/01/50(c)		785	545,394
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(c)		534	539,773
Twilio, Inc.
3.63%, 03/15/29		112	103,846
3.88%, 03/15/31(c)		251	226,106
UKG, Inc., 6.88%, 02/01/31(b)(c)		3,166	3,211,714
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(c)		388	355,940
			21,497,405
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29(e)	EUR	100	111,617
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.91%, 07/15/31(a)(e)		100	108,757
Fressnapf Holding SE, 5.25%, 10/31/31(e)		100	107,995
Staples, Inc., 10.75%, 09/01/29(b)	USD	220	198,757
			527,126
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(b)		166	172,070
NCR Atleos Corp., 9.50%, 04/01/29(b)(c)		105	113,852
Seagate HDD Cayman(c)
8.25%, 12/15/29		449	477,404
8.50%, 07/15/31		557	591,568
			1,354,894
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29(b)		25	23,239
Hanesbrands, Inc., 9.00%, 02/15/31(b)		15	15,806
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Levi Strauss & Co., 3.50%, 03/01/31(b)	USD	16	$ 14,078
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(e)	EUR	100	108,461
			161,584
Trading Companies & Distributors(b) — 0.1%
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28	USD	174	169,562
Gates Corp., 6.88%, 07/01/29(c)		196	199,396
Resideo Funding, Inc.
4.00%, 09/01/29		59	53,565
6.50%, 07/15/32(c)		307	306,266
			728,789
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC, 6.00%, 01/31/33(d)		198	42,333
Mobico Group PLC, 3.63%, 11/20/28(e)	GBP	100	119,326
			161,659
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(c)	USD	900	872,474
Wireless Telecommunication Services — 0.4%
Altice France SA(b)
5.50%, 01/15/28		381	304,406
5.13%, 01/15/29		200	157,121
5.13%, 07/15/29		800	626,666
5.50%, 10/15/29		200	158,471
Rogers Communications, Inc., 5.00%, 03/15/44(c)		545	482,063
Vmed O2 U.K. Financing I PLC(e)
4.00%, 01/31/29	GBP	100	116,303
4.50%, 07/15/31		100	110,089
Zegona Finance PLC, 6.75%, 07/15/29(e)	EUR	100	114,077
			2,069,196
Total Corporate Bonds — 73.9% (Cost: $391,313,126)			388,379,315
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	USD	25	14,818
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		34	34,979
Internet Software & Services — 0.1%
Abe Investment Holdings, Inc., 2025 USD Term Loan B, 11.25%, 02/21/30(d)		230	228,275
IT Services — 0.2%
Clover Holdings 2 LLC, Term Loan B, 7.75%, 12/09/31(d)		1,023	1,016,606
Software — 0.1%
Cotiviti, Inc., 2024 Term Loan B, 7.63%, 05/01/31		595	585,331
Total Fixed Rate Loan Interests — 0.4% (Cost: $1,905,396)			1,880,009
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		348	344,457
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Advertising Agencies (continued)
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.32%, 02/07/31	USD	237	$ 236,392
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.56%, 02/15/29		149	148,301
			729,150
Aerospace & Defense — 1.5%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		661	655,060
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.43%, 08/03/29		653	650,278
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		1,292	1,287,535
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		492	489,961
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 01/27/32		276	273,930
Kaman Corp.
2025 Delayed Draw Term Loan, 02/26/32(p)		(— )(o)	—
2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/26/32		352	346,805
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		117	116,732
Signia Aerospace LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 11/21/31		177	175,675
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		2,717	2,699,771
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		489	486,647
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		847	845,349
			8,027,743
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		158	155,515
Automobile Components — 0.7%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/06/30		1,835	1,807,818
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 01/28/32		700	688,625
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.54%, 01/17/32		53	52,536
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.44%, 01/31/28		236	230,182
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.42%, 11/17/28		644	625,807
			3,404,968
Banks — 0.2%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 08/02/28		1,032	1,022,971
Security		Par (000)	Value
Beverages — 0.3%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30	USD	911	$ 199,987
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29		1,482	757,254
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		504	501,322
			1,458,563
Building Materials — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.81%, 05/17/28		259	169,294
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 09/19/31(d)		461	460,845
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.67%, 11/03/28		1,888	1,868,604
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.82%, 10/02/28		521	512,927
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 08/04/31		903	894,263
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		1,015	1,004,044
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.32%, 03/08/29		385	368,983
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		581	541,558
Potters Borrower LP, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 12/14/27		255	255,233
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.57%, 03/19/29		514	508,538
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/10/32		381	376,333
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 04/14/31		792	782,430
Smyrna Ready Mix Concrete LLC, 2025 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/02/29(d)		206	203,734
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/22/28		221	220,787
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		1,530	1,452,356
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.44%, 10/04/28		389	389,754
			10,009,683
Building Products — 0.8%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/19/28		859	857,158
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 8.55%, 01/29/31		1,257	1,140,070
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		268	265,690

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Products (continued)
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/12/30	USD	158	$ 157,435
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 10/19/29		1,794	1,736,750
			4,157,103
Capital Markets — 1.5%
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/09/30		332	328,879
Citadel Securities Global Holdings LLC, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/31/31		737	735,481
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 05/17/31		430	426,508
2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 05/19/31		941	931,076
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27		1,440	1,362,977
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		536	511,074
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/07/28		493	490,996
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/27/29		76	75,820
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/15/31		790	781,230
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		139	137,175
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/15/31		963	950,743
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		400	398,330
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/17/28		667	661,600
			7,791,889
Chemicals — 2.1%
Advancion Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/24/27		327	317,597
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		718	716,668
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/18/28		597	594,421
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		846	838,590
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.04%, 10/04/29		75	73,994
Security		Par (000)	Value
Chemicals (continued)
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 06/12/31	USD	738	$ 725,377
Element Solutions, Inc., 1st Lien, Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 6.07%, 12/18/30		809	806,579
Fortis 333, Inc., USD Term Loan B, 02/06/32(d)(p)		306	303,322
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 02/15/30		313	312,511
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28		695	637,781
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/18/30		294	282,147
INEOS US Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.57%, 10/07/31(d)		298	278,630
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 11/26/31(d)		499	497,503
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.32%, 03/29/28		1,276	1,266,970
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 04/03/28		649	646,157
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 12/31/26		911	792,380
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.32%, 12/31/26		102	105,785
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		277	276,307
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		857	849,090
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		803	794,086
			11,115,895
Commercial Services & Supplies — 4.5%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 08/16/29		1,011	1,010,252
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		1,046	1,045,242
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28		2,395	2,391,124
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/03/29		1,251	1,246,036
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.19%, 08/06/27		472	460,179
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		1,836	1,829,827
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/24/28	USD	841	$ 839,385
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/31/31		1,098	1,082,096
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 02/23/29		770	690,505
CHG Healthcare Services Inc., 2024 Term Loan B1, (3- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 09/29/28		454	452,740
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 10/01/31		1,793	1,786,361
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		337	335,590
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 08/01/29		679	677,650
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(d)		202	201,228
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.29%, 07/31/30		329	275,274
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		624	620,765
Grant Thornton Advisors Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 06/02/31		245	243,971
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28		602	461,937
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.94%, 06/30/28		118	90,403
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		421	419,943
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.30%, 08/11/28		109	108,356
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28		1,305	1,295,688
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 07/25/30		337	334,925
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/26/31		379	378,735
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		445	442,425
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 03/07/32		579	571,450
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/19/31		300	295,992
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 11/14/30		47	46,355
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30	USD	790	$ 787,512
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%), 6.32%, 06/30/29		779	467,472
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.42%, 11/02/27		320	300,674
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.30%, 11/30/30		292	290,316
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.58%, 02/22/31		682	678,876
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		443	208,956
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/31		1,011	995,095
			23,363,335
Construction & Engineering — 1.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 09/23/31		1,238	1,227,155
Arcosa Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 08/12/31		411	410,030
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/01/30		2,128	2,008,962
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		744	739,005
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 07/01/31		1,047	1,040,557
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		164	162,432
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 10/17/31		147	145,775
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.57%, 12/18/28		241	238,386
			5,972,302
Consumer Finance — 1.4%
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		2,199	2,181,357
Citrin Cooperman Advisors LLC(p)
2025 Delayed Draw Term Loan, 03/06/32		27	27,178
2025 Term Loan B, 03/06/32		425	421,262
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 04/28/28		1,369	1,364,410
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/17/31		890	883,076
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31		1,017	1,013,535

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Trans Union LLC (continued)
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/24/31	USD	1,054	$ 1,050,438
WEX, Inc.
2024 Term Loan B2, 03/31/28(p)		170	168,937
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/05/32		310	306,900
			7,417,093
Containers & Packaging — 0.9%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 11/29/30		1,881	1,877,039
Clydesdale Acquisition Holdings, Inc.(p)
2025 Delayed Draw Term Loan, 03/26/32		11	11,395
2025 Term Loan B, 03/26/32		656	651,773
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 10/30/28		803	663,465
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 04/15/27		646	643,283
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 07/31/26		254	253,440
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		621	598,846
			4,699,241
Diversified REITs — 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		1,025	1,023,511
Diversified Telecommunication Services — 1.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1- mo. CME Term SOFR + 2.75%), 7.43%, 01/31/26(d)		512	466,294
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		827	825,599
Connect Finco SARL, 2024 Extended Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.82%, 09/27/29		481	421,256
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 09/20/30		369	362,625
Level 3 Financing, Inc., 2025 Term Loan B, 03/27/32(p)		1,629	1,607,106
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/29		408	392,046
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		418	400,181
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.32%, 06/01/28		46	46,271
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		2,557	2,374,518
			6,895,896
Security		Par (000)	Value
Electric Utilities — 0.9%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/31/30	USD	931	$ 927,775
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		410	408,710
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.56%, 12/15/27		516	514,399
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 05/22/31		185	184,393
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 04/16/31		783	780,476
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.44%, 01/21/28		424	424,508
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 12/15/31		337	336,130
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/03/31		504	503,625
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.07%, 12/20/30		685	682,380
			4,762,396
Electronic Equipment, Instruments & Components — 0.3%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31		228	227,990
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 07/02/29		906	903,581
Roper Industrial Products Investment Co., 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		581	577,369
			1,708,940
Entertainment — 3.3%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		760	674,292
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31		1,902	1,886,611
Term Loan B, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/30		485	480,985
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		344	341,925
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		894	891,578
2024 Term Loan B2, 09/30/31(p)		449	447,457
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		515	511,462
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		378	376,842
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 03/24/32		1,882	1,878,481
Flutter Financing BV, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		1,702	1,690,515
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 11/01/29	USD	461	$ 453,090
Herschend Entertainment Co. LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.32%, 08/27/28		91	91,185
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 04/14/29		659	656,549
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		854	851,672
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		688	660,212
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.32%, 06/25/31(d)		476	472,589
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 05/03/29		1,151	1,148,838
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 04/04/29		299	297,539
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 12/04/31		239	236,796
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/01/31		242	241,201
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/31		1,297	1,292,691
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.04%, 01/24/31		1,622	1,615,127
			17,197,637
Environmental, Maintenance & Security Service — 1.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.05%, 10/24/30(d)		357	356,053
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/09/28		653	657,327
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/21/28		1,570	1,567,286
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 02/04/32		1,305	1,290,645
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.30%, 10/17/30		348	347,427
Madison IAQ LLC
2025 Term Loan B, 03/28/32(d)(p)		848	839,520
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		1,798	1,775,309
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.67%, 03/09/28		484	277,891
Reworld Holding Corp , Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		474	472,065
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Reworld Holding Corp.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28	USD	111	$ 110,637
2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 11/30/28		6	6,091
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 11/30/28		37	36,358
			7,736,609
Financial Services — 0.1%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		414	412,191
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 11/05/28		295	296,292
			708,483
Food Products — 1.8%
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.32%, 04/06/28		383	382,788
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/22/30		1,059	1,057,193
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 10/25/27		2,780	2,777,878
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/17/31		2,397	2,378,927
H-Food Holdings LLC, 2018 Term Loan B, 05/23/25(d)(p)		75	75,223
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		576	573,849
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/03/31		648	649,931
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/28		251	252,878
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/29/32		1,135	1,130,233
			9,278,900
Ground Transportation — 0.5%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		2,395	2,371,816
Health Care Equipment & Supplies — 1.4%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.42%, 11/08/27		80	80,244
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.32%, 09/29/28		453	451,120
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		1,293	1,287,197

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28	USD	4,259	$ 4,249,314
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		1,181	1,176,636
			7,244,511
Health Care Providers & Services — 1.3%
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 07/26/31(d)		205	204,971
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.07%, 11/01/28		1,218	1,214,699
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.61% PIK), 9.00%, 11/30/28(i)		529	412,255
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.04%, 08/31/28		299	303,061
2024 Third Out Term Loan C, 11/30/28(d)(f)(h)(p)		14	3,228
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 07/01/30		56	52,564
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		258	258,437
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.89%, 11/01/28		389	247,865
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29		247	123,500
Opal Bidco SAS, 1st Lien, Term Loan B, 03/31/32(d)(p)		980	975,100
Phoenix Newco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 11/15/28		1,423	1,418,924
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.40%, 11/18/27		151	149,578
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		605	577,318
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 12/19/30		682	680,552
			6,622,052
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/18/30		247	246,463
Hotels, Restaurants & Leisure — 2.8%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 09/20/30		1,167	1,153,951
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.61%), 11.94%, 03/11/30		104	101,580
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.93%, 03/11/30		117	116,256
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/31/30	USD	606	$ 605,417
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 08/08/27		352	350,870
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.32%, 10/18/28		340	339,255
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 07/22/30		857	844,427
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.42%, 12/01/28(d)		211	179,072
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29		2,518	2,476,350
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 11/30/29		1,304	1,302,319
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.07%, 11/08/30		1,350	1,348,445
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.82%, 12/15/27		952	945,925
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.07%, 01/05/29		221	220,438
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		115	109,863
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		65	62,677
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28		28	26,866
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		523	509,626
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29		159	154,655
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31		1,399	1,390,127
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.82%, 08/03/28		1,662	1,653,656
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 05/24/30		682	681,083
			14,572,858
Household Durables — 0.9%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28		1,131	1,119,880
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		1,395	1,328,676
Somnigroup International, Inc., 2024 Term Loan B, (3- mo. SOFR + 2.50%), 6.81%, 10/24/31		302	301,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Springs Windows Fashions, LLC, 2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28	USD	950	$ 777,264
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.82%, 12/19/29		129	129,012
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		864	834,320
			4,490,953
Household Products — 0.0%
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		209	208,639
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Lien Term Loan, (3- mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29(d)		54	45,038
Insurance — 4.4%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		3,302	3,279,498
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.57%, 01/30/32		1,789	1,773,785
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 12/06/31		1,198	1,185,122
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.04%, 02/15/31		1,016	1,002,030
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 02/14/31		1,712	1,713,133
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.69%, 12/23/26		629	627,377
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		364	343,722
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/20/29		538	497,064
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.67%, 08/19/28		661	654,641
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 05/26/31		939	935,562
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.79%, 06/20/30		2,530	2,517,182
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/31		889	881,579
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 03/15/30		582	574,349
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/15/31		1,080	1,075,209
Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 07/31/31	USD	2,085	$ 2,076,980
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		1,374	1,363,335
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		227	228,403
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		1,029	1,017,854
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		1,512	1,496,280
			23,243,105
Interactive Media & Services — 0.4%
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 05/03/28		567	536,670
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.57%, 12/31/31		384	351,341
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		1,282	1,278,795
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.05%, 07/20/28		132	131,717
			2,298,523
Internet Software & Services — 1.5%
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.80%, 11/08/32		686	680,932
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.07%, 09/12/29		1,762	1,751,812
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.07%, 05/30/31		1,155	1,147,740
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/09/29		656	652,355
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/31/28		1,704	1,696,864
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.07%, 03/15/30(d)		2,158	2,147,323
			8,077,026
IT Services — 1.7%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		874	843,227
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.29%, 12/09/31		2,345	2,315,687
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 06/27/31		310	309,471
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 03/22/32		1,441	1,434,703

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.30%, 07/27/28	USD	222	$ 199,909
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.55%, 07/27/28		298	150,825
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.54%, 07/27/28		87	88,187
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.76%), 5.79%, 07/27/28(f)(h)		551	150,136
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		1,427	1,359,957
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.18%, 02/01/29		223	165,954
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/01/28		1,025	910,277
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 08/31/28		1,032	1,022,992
			8,951,325
Machinery — 2.2%
Arcline FM Holdings LLC
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 06/23/28		1,122	1,114,507
2025 Term Loan, 06/24/30(p)		514	510,659
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.81%, 03/15/30		268	268,045
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.80%, 05/14/28(d)		122	121,935
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/03/31		154	154,225
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.30%, 12/21/29		105	107,087
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.72%, 02/15/29		2,155	2,142,770
Madison Safety & Flow LLC, 1st Lien, Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/26/31		343	341,814
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 04/05/29		1,002	998,760
TK Elevator U.S. Newco, Inc.
2025 USD Term Loan B, 04/30/30(p)		1,370	1,365,356
USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.74%, 04/30/30		2,056	2,049,582
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		1,363	1,358,470
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		824	815,366
			11,348,576
Security		Par (000)	Value
Media — 1.1%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 12/07/30	USD	637	$ 633,931
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 12/15/31		486	483,775
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		1,125	1,055,251
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27		152	152,027
Gray Media, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/04/29		174	167,718
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.82%, 06/30/28		358	358,404
NEP Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.51%, 1.50% PIK), 9.32%, 08/19/26(i)		449	416,711
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 09/25/26		1,586	1,354,374
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.68%, 01/31/29		607	594,375
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		510	496,495
			5,713,061
Metals & Mining — 0.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.82%, 05/13/29		119	119,043
Covia Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/14/32		219	218,111
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 03/11/32		1,372	1,370,285
			1,707,439
Oil, Gas & Consumable Fuels — 0.9%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/22/30		170	169,735
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.56%, 02/07/28		182	181,956
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.54%, 12/21/28		1,556	1,533,774
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 10/04/30		136	135,559
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 02/11/30		443	441,892
M6 ETX Holdings II Midco LLC
2025 Term Loan B, 04/01/32(p)		328	326,976
Term Loan B, (Prime + 3.50%), 11.00%, 09/19/29		100	100,263
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.79%, 10/30/28(d)		149	127,599
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.07%, 02/03/31		339	336,321
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(d)	USD	90	$ 89,326
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		1,453	1,450,530
			4,893,931
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 09/07/27		991	988,836
Passenger Airlines — 0.7%
AAdvantage Loyalty IP Ltd., 2025 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.54%, 04/20/28		488	481,878
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		837	825,574
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		414	409,903
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		340	335,196
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/15/28		657	645,535
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 08/27/29		404	390,482
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 02/22/31		613	610,724
			3,699,292
Pharmaceuticals — 1.4%
1261229 BC Ltd., 2025 Term Loan B, 09/25/30(p)		1,025	984,000
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 05/04/28		648	658,550
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.67%, 02/01/27		589	588,341
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.17%, 08/01/27		725	723,142
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		1,048	980,530
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.57%, 05/05/28		1,091	1,090,280
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.69%, 10/27/28		653	654,907
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31(d)		483	475,414
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 04/20/29		331	330,113
Security		Par (000)	Value
Pharmaceuticals (continued)
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	USD	64	$ 64,390
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 08/01/31		630	628,630
			7,178,297
Real Estate Management & Development — 0.3%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		1,029	1,007,284
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 01/31/30		292	291,021
			1,298,305
Semiconductors & Semiconductor Equipment — 0.2%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 07/06/29		393	391,865
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		870	868,561
			1,260,426
Software — 8.5%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/24/31		1,926	1,924,704
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 02/15/29		3,017	2,974,151
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 04/30/31		436	433,178
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.79%, 08/15/29		551	475,649
BCPE Pequod Buyer, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.79%, 11/25/31		680	677,328
BMC Software Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 07/30/31		1,564	1,534,941
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		536	532,866
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.32%, 01/23/32		1,497	1,493,594
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		1,657	1,417,753
Clearwater Analytics LLC, 2025 Term Loan B, 02/07/32(d)(p)		172	171,140
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/30/29		2,583	2,556,167
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		1,483	1,467,294
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 10/08/29		347	329,796

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloudera, Inc. (continued)
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 10/08/28	USD	1,025	$ 1,009,642
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.07%, 05/01/31		1,401	1,369,429
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/01/31(d)		1,322	1,315,416
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 8.55%, 06/26/31		419	401,601
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		2,566	2,559,454
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 10/09/29		1,537	1,532,871
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 11/22/32		284	287,786
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.07%, 05/30/31		1,707	1,700,836
Flexera Software LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.30%, 03/03/28		234	232,985
Gen Digital, Inc., 2025 Term Loan B, 02/13/32(p)		273	270,065
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 01/30/32		2,399	2,370,420
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/27/28		1,192	1,190,839
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.57%, 06/17/31		1,193	1,177,639
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.57%, 06/17/32		191	185,556
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.79%, 07/01/31		288	278,413
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		145	143,167
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.19%, 03/13/28		768	759,918
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 11/03/31		522	520,021
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.30%, 06/02/28		1,373	1,311,272
Project Alpha Intermediate Holding, Inc.(p)
2024 1st Lien Term Loan B, 10/28/30		169	168,654
2024 Add-on Term Loan B, 10/28/30		137	136,600
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.30%, 07/16/31		862	856,828
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30(d)		992	984,469
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.56%, 04/24/28		1,025	1,009,952
Security		Par (000)	Value
Software (continued)
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 05/15/28	USD	342	$ 339,483
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 05/09/31		1,885	1,882,564
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 02/10/31		1,850	1,845,275
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 04/12/31		1,537	1,535,536
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/22/29		257	255,518
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 11/26/31		1,191	1,186,918
			44,807,688
Specialty Retail — 0.3%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 04/23/31		515	510,482
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.17%, 02/11/28		461	452,248
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 10/20/28		176	169,784
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		307	292,355
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.91%, 06/29/28		199	184,655
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.31%, 12/21/27		155	79,707
			1,689,231
Technology Hardware, Storage & Peripherals — 0.3%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		1,946	1,158,541
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.82%, 05/25/28		396	235,676
			1,394,217
Textiles, Apparel & Luxury Goods — 0.3%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 12/21/28		758	749,451
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 02/13/32		515	508,779
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(d)		250	249,235
			1,507,465
Trading Companies & Distributors — 1.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 01/31/31		848	845,643
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Core & Main LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28	USD	1,524	$ 1,520,697
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		376	374,326
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 07/02/31(d)		741	736,634
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.07%, 06/04/31		1,286	1,271,831
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27		741	620,425
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		865	849,944
			6,219,500
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.67%, 12/15/26		616	612,900
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		244	96,498
			709,398
Wireless Telecommunication Services — 0.4%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.80%, 08/15/28		1,167	1,044,089
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.19%, 04/30/28		363	338,776
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.75%, 09/01/28		377	325,569
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 05/30/30		192	174,803
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		233	216,656
			2,099,893
Total Floating Rate Loan Interests — 59.7% (Cost: $319,583,261)			313,525,687
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(e)		200	203,626
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(e)		24	23,197
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(c)		200	171,900
Colombia — 0.1%
Colombia Government International Bond, 8.00%, 04/20/33(c)		200	206,450
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30	USD	200	$ 187,100
7.05%, 02/03/31		150	155,100
4.88%, 09/23/32		150	136,631
			478,831
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	132,814
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33(e)	EUR	39	43,923
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)	USD	200	200,314
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	184,750
Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	193,250
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		62	61,752
2.12%, 07/16/31(e)	EUR	156	137,307
5.88%, 07/11/32(b)(j)		37	39,708
6.25%, 09/10/34(b)		33	35,362
			274,129
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.00%, 10/12/46	USD	230	156,975
Total Foreign Agency Obligations — 0.4% (Cost: $2,282,376)			2,270,159

	Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	4,335	49,589
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	80,000	1,656,000
Total Investment Companies — 0.3% (Cost: $1,734,390)		1,705,589

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	945	510,975
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,758	724,884

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (continued)
Series 2007-19, Class 1A1, 6.00%, 08/25/37	USD	534	$ 253,606
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		69	67,273
Series 2006-17, Class A2, 6.00%, 12/25/36		611	271,627
Series 2007-HY5, Class 3A1, 5.70%, 09/25/37(a)		201	187,325
COLT Mortgage Loan Trust(b)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,674	1,665,175
Series 2022-9, Class A1, 6.79%, 12/25/67		208	208,962
Series 2024-7, Class A1, 5.54%, 12/26/69		1,457	1,457,859
Series 2024-INV4, Class A1, 5.61%, 05/25/69(c)		1,228	1,231,439
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		180	147,711
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67(c)		1,297	1,277,103
Series 2024-INV4, Class A2, 5.50%, 12/25/54		981	973,358
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 5.28%, 10/25/35(a)		297	156,396
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		586	587,431
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		323	315,140
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		75	75,377
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		815	823,878
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,209	1,214,912
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		994	983,364
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		512	489,582
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67(c)		1,179	1,114,682
Series 2022-7, Class A1, 5.15%, 07/25/67(c)		1,374	1,367,064
Series 2022-INV2, Class A1, 6.79%, 10/25/67		332	332,991
			16,438,114
Commercial Mortgage-Backed Securities(b) — 1.9%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.01%, 11/15/41(a)		630	629,213
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1 mo. Term SOFR + 2.59%), 6.91%, 03/15/41(a)		380	376,684
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 6.53%, 11/05/39(a)		200	205,782
BX Commercial Mortgage Trust(a)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.35%, 12/15/38		916	913,849
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.12%, 10/15/38		199	198,294
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 02/15/39		452	451,300
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.51%, 02/15/39		97	97,140
BX Trust(a)
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.17%, 01/15/39		1,200	1,193,250
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 6.96%, 02/15/41		240	237,000
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.26%, 04/15/41		676	674,958
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust(a) (continued)
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.36%, 03/15/41	USD	170	$ 169,788
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39(a)		250	215,290
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.36%, 08/15/41(a)		660	658,732
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40(a)		220	224,579
GS Mortgage Securities Trust(a)(j)
11/18/29		195	195,000
11/18/29		900	900,000
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.71%, 06/15/39(a)		800	798,250
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		800	813,328
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.26%, 11/15/34(a)		270	269,023
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36(a)		650	607,864
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	251,272
			10,080,596
Total Non-Agency Mortgage-Backed Securities — 5.1% (Cost: $27,431,282)			26,518,710

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(d)(q)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp.(d)(q)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 6.3%(a)
Banks — 3.3%
Barclays PLC(c)(k)
4.38%	USD	2,455	2,212,072
8.00%		2,210	2,278,428
9.63%		805	882,965
Citigroup, Inc., Series AA, 7.63%(c)(k)		289	300,665
ING Groep NV, 3.88%(c)(k)		1,750	1,603,970
JPMorgan Chase & Co.
Series II, 4.00%(c)(k)		4,000	4,012,000
Series U, 5.50%, 01/15/87		325	308,790
Krung Thai Bank PCL/Cayman Islands, 4.40%(e)(k)		202	198,162
Lloyds Banking Group PLC(c)(k)
6.75%		450	451,461
7.50%		1,250	1,254,240
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
NatWest Group PLC(c)(k)
8.13%	USD	735	$ 771,660
6.00%		1,185	1,183,100
Nordea Bank Abp, 3.75%(b)(c)(k)		560	496,845
PNC Financial Services Group, Inc.(c)(k)
Series V, 6.20%		135	136,876
Series W, 6.25%		789	793,040
Rizal Commercial Banking Corp., 6.50%(e)(k)		200	199,813
			17,084,087
Capital Markets(b)(c)(k) — 1.1%
UBS Group AG
Series NC10, 9.25%		4,640	5,295,177
Series NC5, 9.25%		460	499,579
			5,794,756
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14%(e)(k)	EUR	200	229,235
Electric Utilities — 1.3%
Edison International, Series B, 5.00%(k)	USD	145	130,998
Electricite de France SA, 3.00%(e)(k)	EUR	200	210,065
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(c)	USD	3,750	3,671,509
NRG Energy, Inc., 10.25%(b)(c)(k)		475	522,982
PG&E Corp., 7.38%, 03/15/55(c)		2,078	2,042,367
			6,577,921
Health Care Providers & Services — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	632,203
7.00%, 03/10/55(c)		2,605	2,625,551
			3,257,754
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00%(b)(k)		209	211,633
			33,155,386

	Shares
Preferred Stocks — 0.3%
Capital Markets — 0.3%
Morgan Stanley, Series F, 6.88%(a)(k)	55,000	1,381,600
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(f)	107	23,992
IT Services(f) — 0.0%
Veritas Kapital Assurance PLC
Series G	2,287	52,601
Series G-1	1,578	36,294
		88,895
		1,494,487
Total Preferred Securities — 6.6% (Cost: $34,937,825)		34,649,873

Security		Par (000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 4.0%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39(c)	USD	836	$ 816,334
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42(c)		8,572	7,991,412
4.50%, 06/01/44(c)		1,558	1,535,453
5.00%, 11/01/44 - 04/14/55(c)(r)		5,426	5,378,211
5.50%, 04/15/55(r)		5,270	5,262,995
			20,984,405
Total U.S. Government Sponsored Agency Securities — 4.0% (Cost: $20,843,542)			20,984,405
U.S. Treasury Obligations
U.S. Treasury Notes, 4.88%, 05/31/26(c)		28,500	28,768,301
Total U.S. Treasury Obligations — 5.5% (Cost: $28,539,481)			28,768,301

	Shares
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(f)	1,315	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 164.7% (Cost: $876,267,193)		865,092,082
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(s)(t)	4,236,176	4,236,176
Total Short-Term Securities — 0.8% (Cost: $4,236,176)		4,236,176
Total Investments — 165.5% (Cost: $880,503,369)		869,328,258
Liabilities in Excess of Other Assets — (65.5)%		(344,122,225)
Net Assets — 100.0%		$ 525,206,033

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $314,957, representing 0.1% of its net assets as of period end, and an original cost of $316,486.

(h)	Issuer filed for bankruptcy and/or is in default.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	When-issued security.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Zero-coupon bond.
(o)	Rounds to less than 1,000.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 346,004	$ 3,890,172 (a)	$ —	$ —	$ —	$ 4,236,176	4,236,176	$ 27,377	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.65%(b)	06/06/24	Open	$ 124,140	$ 129,807	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	06/06/24	Open	161,922	169,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	06/11/24	Open	225,600	235,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	06/11/24	Open	297,660	311,014	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	06/25/24	Open	72,150	75,144	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	08/05/24	Open	217,669	225,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63 (b)	08/05/24	Open	246,000	254,842	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	199,818	207,026	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	201,250	208,510	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	08/05/24	Open	81,200	84,129	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	10/30/24	Open	144,503	147,666	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	11/15/24	Open	657,056	669,308	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/06/24	Open	162,975	165,517	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.50 (b)	12/09/24	Open	662,500	672,378	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	178,500	181,173	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.52 (b)	12/09/24	Open	342,656	347,787	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.57 (b)	12/09/24	Open	327,438	332,391	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/09/24	Open	322,000	326,892	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	12/09/24	Open	540,832	549,185	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.00 (b)	12/11/24	Open	1,302,877	1,319,951	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	280,219	284,323	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	411,075	417,096	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	825,750	837,844	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	353,891	359,107	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	340,313	345,328	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.53 (b)	12/11/24	Open	616,687	625,776	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.65%(b)	12/11/24	Open	$ 253,215	$ 257,041	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	315,000	319,759	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	402,167	408,244	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	393,285	399,227	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	409,500	415,687	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	680,706	690,991	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/11/24	Open	408,750	414,926	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/12/24	Open	93,844	95,249	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/13/24	Open	757,345	768,581	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.55 (b)	12/17/24	Open	424,436	430,378	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.59 (b)	12/17/24	Open	243,815	247,257	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.61 (b)	12/17/24	Open	623,290	632,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.63 (b)	12/17/24	Open	334,630	339,393	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/17/24	Open	346,418	351,368	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	12/17/24	Open	219,235	222,368	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.00 (b)	01/27/25	Open	190,674	192,030	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	95,002	95,731	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	242,950	244,816	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	01/27/25	Open	88,110	88,787	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	259,819	261,828	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	1,158,856	1,167,818	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	199,796	201,341	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	01/27/25	Open	126,699	127,679	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	01/27/25	Open	1,329,776	1,340,178	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	125,013	125,995	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	239,374	241,255	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	01/27/25	Open	515,261	519,310	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	01/27/25	Open	221,142	222,884	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	01/27/25	Open	452,587	456,152	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	01/27/25	Open	362,312	365,179	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	128,975	130,000	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	375,037	378,018	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	110,670	111,549	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	01/27/25	Open	333,506	336,157	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	108,198	109,059	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	118,264	119,206	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	126,416	127,423	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	446,760	450,318	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	254,799	256,829	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	94,814	95,569	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	193,875	195,419	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	158,738	160,002	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	159,030	160,297	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	93,470	94,214	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	274,185	276,369	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	278,850	281,071	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	348,232	351,006	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	248,285	250,262	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	148,988	150,174	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	01/27/25	Open	373,593	376,568	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	01/27/25	Open	711,506	717,198	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	01/27/25	Open	156,939	158,194	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	01/27/25	Open	1,356,487	1,367,508	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.57 (b)	01/27/25	Open	177,458	178,899	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.62 (b)	01/27/25	Open	104,949	105,811	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	370,975	374,042	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	308,488	311,038	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,013,731	1,021,697	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	321,393	324,049	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.65%(b)	01/27/25	Open	$ 691,221	$ 696,935	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	478,935	482,894	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	224,087	225,940	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	343,070	345,906	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	389,551	392,772	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	358,479	361,442	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	113,918	114,859	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	866,487	873,650	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	588,117	592,979	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	894,617	902,013	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	302,706	305,209	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	290,343	292,743	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	737,088	743,181	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	3,475,000	3,503,727	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	735,280	741,358	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	772,371	778,756	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	1,744,837	1,759,261	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	822,375	829,173	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	01/27/25	Open	519,585	523,880	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	218,370	220,183	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	187,753	189,311	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	527,095	531,471	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	445,399	449,097	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	1,956,157	1,972,398	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	96,863	97,667	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	755,031	761,300	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	1,867,761	1,883,268	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	930,414	938,138	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/27/25	Open	270,980	273,230	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.67 (b)	01/29/25	Open	1,606,800	1,619,723	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	02/03/25	Open	451,170	454,492	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.43 (b)	02/06/25	Open	354,899	357,257	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	02/11/25	Open	368,806	370,940	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	423,735	426,244	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	02/11/25	Open	541,379	544,584	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	318,898	320,829	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	1,255,196	1,262,799	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	02/11/25	Open	229,770	231,162	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	694,272	698,572	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	215,794	217,130	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	647,822	651,835	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	339,031	341,131	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	263,703	265,336	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	412,515	415,070	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	648,270	652,285	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	194,100	195,302	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	286,150	287,922	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.55 (b)	02/11/25	Open	337,269	339,357	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	02/13/25	Open	761,250	765,702	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,557,750	2,572,777	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	2,466,750	2,481,242	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	02/13/25	Open	220,800	222,097	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.64	02/18/25	05/13/25	50,334	50,334	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	4.48 (b)	02/18/25	Open	1,338,812	1,345,810	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	02/20/25	Open	1,427,929	1,434,830	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	1,410,694	1,417,590	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	231,540	232,672	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	02/20/25	Open	623,627	626,676	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	02/20/25	Open	108,086	108,617	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	197,773	198,748	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	1,938,229	1,947,791	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	02/20/25	Open	3,770,000	3,788,599	Capital Trusts	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.45%(b)	02/20/25	Open	$ 458,569	$ 460,836	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	02/20/25	Open	534,375	537,017	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	319,335	320,917	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	240,530	241,722	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	02/20/25	Open	197,708	198,687	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	02/20/25	Open	618,675	621,748	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	02/20/25	Open	465,176	467,492	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	658,940	662,227	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	627,202	630,332	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	442,260	444,466	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	286,259	287,687	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,078,180	1,083,559	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	98,383	98,873	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	541,615	544,317	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	217,710	218,796	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	226,800	227,931	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	127,268	127,902	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	144,760	145,482	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,037,659	1,042,836	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	1,010,885	1,015,928	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	724,040	727,652	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	115,411	115,987	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	739,000	742,687	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	02/20/25	Open	722,332	725,936	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	420,200	422,301	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	782,825	786,583	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	02/20/25	Open	1,247,062	1,253,298	Corporate Bonds	Open/Demand
BNP Paribas SA	4.51 (b)	02/20/25	Open	128,081	128,723	Capital Trusts	Open/Demand
BNP Paribas SA	4.52 (b)	02/20/25	Open	178,200	179,095	Corporate Bonds	Open/Demand
BNP Paribas SA	4.52 (b)	02/20/25	Open	178,500	179,396	Corporate Bonds	Open/Demand
BNP Paribas SA	4.53 (b)	02/20/25	Open	472,500	474,878	Capital Trusts	Open/Demand
BNP Paribas SA	4.54 (b)	02/20/25	Open	167,250	168,094	Corporate Bonds	Open/Demand
BNP Paribas SA	4.54 (b)	02/20/25	Open	207,350	208,396	Corporate Bonds	Open/Demand
BNP Paribas SA	4.56 (b)	02/20/25	Open	522,025	524,670	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/20/25	Open	197,741	198,752	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	02/20/25	Open	352,774	354,577	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	02/20/25	Open	1,733,275	1,742,192	Corporate Bonds	Open/Demand
BNP Paribas SA	4.63 (b)	02/20/25	Open	1,385,209	1,392,335	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	02/20/25	Open	214,751	215,858	Corporate Bonds	Open/Demand
BNP Paribas SA	4.64 (b)	02/20/25	Open	294,278	295,795	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	215,573	216,686	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	903,925	908,595	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	2,323,687	2,335,693	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	738,958	742,776	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	1,838,700	1,848,200	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	273,105	274,516	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	1,599,180	1,607,442	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	193,064	194,061	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	156,870	157,680	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	281,725	283,181	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	398,612	400,672	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	792,192	796,285	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	657,498	660,895	Capital Trusts	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	173,250	174,145	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65 (b)	02/20/25	Open	91,558	92,031	Corporate Bonds	Open/Demand
BNP Paribas SA	4.67 (b)	02/20/25	Open	1,433,250	1,440,687	Capital Trusts	Open/Demand
BNP Paribas SA	4.68 (b)	02/20/25	Open	307,248	308,845	Corporate Bonds	Open/Demand
BNP Paribas SA	4.68 (b)	02/20/25	Open	692,914	696,517	Capital Trusts	Open/Demand
BNP Paribas SA	4.49 (b)	02/25/25	Open	286,120	287,369	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	02/25/25	Open	29,070,000	29,190,704	U.S. Treasury Obligations	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	699,375	702,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	175,288	176,053	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.49%(b)	02/25/25	Open	$ 220,688	$ 221,651	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	02/25/25	Open	476,875	478,957	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	443,250	445,189	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	953,750	957,923	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	334,319	335,781	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	273,375	274,571	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	311,728	313,091	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	02/25/25	Open	1,158,000	1,163,066	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	02/25/25	Open	264,950	266,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.51 (b)	02/25/25	Open	304,875	306,212	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	02/25/25	Open	294,113	295,414	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	02/25/25	Open	252,079	253,194	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	02/25/25	Open	480,960	483,088	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	02/25/25	Open	362,414	364,017	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.63 (b)	02/25/25	Open	388,987	390,738	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.64 (b)	02/25/25	Open	739,217	742,552	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.64 (b)	02/25/25	Open	1,127,912	1,133,001	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	388,220	389,975	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	414,156	416,029	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	252,038	253,177	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,786,020	1,794,094	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	348,530	350,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	380,765	382,486	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,547,585	1,554,581	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	191,081	191,945	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	715,011	718,243	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	370,830	372,506	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	141,313	141,951	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,235,769	1,241,355	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	210,023	210,972	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	946,888	951,169	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	696,525	699,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	294,768	296,100	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	237,639	238,713	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	332,281	333,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	821,000	824,712	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	329,335	330,824	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	120,265	120,809	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	658,497	661,474	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	448,162	450,188	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	588,240	590,899	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	105,875	106,354	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	476,900	479,056	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	860,700	864,591	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,780,444	1,788,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	293,400	294,726	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	587,260	589,915	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	614,377	617,155	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	365,662	367,316	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	539,459	541,898	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	485,209	487,402	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,322,446	1,328,425	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	517,275	519,614	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	548,150	550,628	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	4,160,835	4,179,645	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	314,804	316,227	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	207,989	208,929	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	192,995	193,868	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	390,947	392,715	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	460,539	462,621	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	382,147	383,875	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	536,285	538,709	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.65%(b)	02/25/25	Open	$ 641,520	$ 644,420	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	257,789	258,954	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	925,312	929,496	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,366,906	1,373,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,159,340	1,164,581	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	267,221	268,429	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	624,146	626,968	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	302,738	304,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	377,860	379,568	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	980,505	984,938	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	312,285	313,697	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	479,460	481,628	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	2,075,385	2,084,767	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	365,375	367,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	359,080	360,703	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	836,080	839,860	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	313,266	314,682	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	1,120,691	1,125,758	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	477,225	479,382	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	142,155	142,798	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	2,572,802	2,584,434	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	133,403	134,006	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	885,190	889,191	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/25/25	Open	286,200	287,494	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	215,989	216,967	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	493,790	496,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	141,923	142,565	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	250,560	251,695	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	194,394	195,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	285,578	286,871	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	249,307	250,437	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	3,208,230	3,222,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	216,106	217,085	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	860,754	864,654	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	227,200	228,229	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	321,725	323,183	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	186,200	187,044	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	161,778	162,510	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	665,145	668,158	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	312,848	314,265	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	547,500	549,980	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	264,535	265,733	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	261,293	262,476	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	325,125	326,598	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	330,190	331,686	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	255,634	256,792	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	263,588	264,782	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	630,700	633,557	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	217,425	218,410	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	380,370	382,093	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	373,937	375,632	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	482,300	484,485	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	152,041	152,730	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	274,160	275,402	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	555,430	557,947	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	370,520	372,199	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	383,165	384,901	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	245,114	246,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	558,675	561,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	669,000	672,031	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	260,979	262,161	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	02/25/25	Open	197,262	198,155	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.68%(b)	02/25/25	Open	$ 251,940	$ 253,086	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	02/25/25	Open	507,967	510,279	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	02/25/25	Open	216,488	217,473	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.68 (b)	02/25/25	Open	197,683	198,582	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	02/28/25	Open	692,422	695,285	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.01	03/05/25	04/04/25	610,540	612,664	Asset-Backed Securities	Up to 30 Days
Barclays Bank PLC	5.01	03/05/25	04/04/25	438,156	439,681	Asset-Backed Securities	Up to 30 Days
Barclays Bank PLC	5.01	03/05/25	04/04/25	435,750	437,266	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.88	03/05/25	04/04/25	1,114,964	1,118,742	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.88	03/05/25	04/04/25	1,160,317	1,164,249	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.88	03/05/25	04/04/25	1,237,369	1,241,563	Non-Agency Mortgage-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.88	03/05/25	04/04/25	1,019,426	1,022,881	Non-Agency Mortgage-Backed Securities	Up to 30 Days
TD Securities (USA) LLC	4.66 (b)	03/05/25	Open	370,000	371,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65 (b)	03/10/25	Open	184,993	185,518	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.87	03/11/25	04/11/25	1,456,015	1,459,954	Asset-Backed Securities	Up to 30 Days
BofA Securities, Inc.	4.87	03/11/25	04/11/25	2,722,250	2,729,615	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	4.65 (b)	03/11/25	Open	378,245	379,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	787,666	789,520	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	5,623,407	5,636,644	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	2,833,564	2,840,234	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	2,087,329	2,092,242	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	1,484,932	1,488,427	U.S. Government Sponsored Agency Securities	Up to 30 Days
TD Securities (USA) LLC	4.46	03/12/25	04/14/25	470,447	471,554	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch International	4.50	03/13/25	04/11/25	668,693	670,282	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.55	03/13/25	04/11/25	200,207	200,688	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.64	03/13/25	04/11/25	360,516	361,399	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.65	03/13/25	04/11/25	292,193	292,910	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.50	03/14/25	04/11/25	114,760	114,961	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	03/14/25	04/11/25	375,862	376,642	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	03/14/25	04/11/25	97,595	97,800	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	03/14/25	04/11/25	271,150	271,726	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	03/14/25	04/11/25	245,860	246,389	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	440,865	441,824	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	510,817	511,929	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	227,700	228,195	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	521,675	522,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	03/14/25	04/11/25	480,219	481,263	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	96,044	96,255	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	437,827	438,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	339,159	339,905	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	95,760	95,971	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	267,224	267,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	205,500	205,952	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	443,362	444,338	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	03/14/25	04/11/25	143,560	143,876	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	763,290	764,988	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,736,006	1,739,869	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	303,240	303,915	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	477,420	478,482	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,154,250	1,156,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	155,685	156,031	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	231,785	232,301	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.45%	03/14/25	04/11/25	$ 346,647	$ 347,419	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	1,159,986	1,162,567	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	208,583	209,047	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	03/14/25	04/11/25	552,191	553,420	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	293,020	293,679	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	86,083	86,277	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	504,157	505,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	266,126	266,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	985,000	987,216	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	309,938	310,635	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	296,380	297,047	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	1,173,112	1,175,752	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	176,120	176,516	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	458,384	459,415	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/14/25	04/11/25	605,741	607,104	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.53	03/14/25	04/11/25	196,578	197,023	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	03/14/25	04/11/25	926,275	928,382	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	03/14/25	04/11/25	1,042,492	1,044,864	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.55	03/14/25	04/11/25	572,812	574,116	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	459,277	460,334	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	899,250	901,318	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	328,583	329,338	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	173,420	173,819	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	398,985	399,903	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	182,410	182,830	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	179,025	179,437	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	2,260,469	2,265,668	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	541,190	542,435	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	152,994	153,346	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	559,947	561,235	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	190,650	191,088	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	421,871	422,842	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	229,889	230,417	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	1,803,007	1,807,154	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	471,987	473,073	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	431,447	432,440	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	274,500	275,131	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	308,394	309,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	602,647	604,034	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	2,010,976	2,015,601	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	864,172	866,159	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	362,651	363,485	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.60	03/14/25	04/11/25	519,495	520,690	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	311,863	312,586	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	342,653	343,447	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	716,900	718,563	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	880,075	882,117	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	938,795	940,973	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.64	03/14/25	04/11/25	393,975	394,889	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	03/14/25	04/11/25	557,390	558,686	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	03/14/25	04/11/25	442,800	443,830	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	03/14/25	04/11/25	101,869	102,106	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	03/14/25	04/11/25	510,817	512,005	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.65	03/14/25	04/11/25	1,396,120	1,399,366	Corporate Bonds	Up to 30 Days
TD Securities (USA) LLC	4.63 (b)	03/14/25	Open	592,020	593,391	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	03/17/25	Open	355,520	356,185	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.30	03/18/25	04/22/25	482,812	483,620	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	03/18/25	04/22/25	242,673	243,088	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	255,386	255,833	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	174,869	175,175	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	301,961	302,490	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	229,531	229,933	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
J.P. Morgan Securities LLC	4.50%	03/18/25	04/22/25	$ 373,391	$ 374,044	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	1,946,717	1,950,124	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	624,712	625,806	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	141,552	141,800	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	144,614	144,867	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	196,088	196,431	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	379,081	379,745	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	1,157,442	1,159,468	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	329,588	330,164	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	155,150	155,422	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	172,415	172,717	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	03/18/25	04/22/25	334,950	335,536	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	03/19/25	04/11/25	101,806	101,971	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.49 (b)	03/19/25	Open	180,256	180,549	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.65 (b)	03/19/25	Open	400,907	401,581	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.65 (b)	03/19/25	Open	583,275	584,254	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.65 (b)	03/19/25	Open	751,500	752,762	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	937,500	939,023	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	03/19/25	Open	850,000	851,381	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.55 (b)	03/19/25	Open	429,965	430,671	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	03/19/25	Open	199,020	199,354	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	03/19/25	Open	651,159	652,252	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	03/20/25	Open	359,458	360,015	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.66 (b)	03/20/25	Open	297,830	298,293	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.50	03/21/25	05/09/25	813,375	814,493	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.50	03/21/25	05/09/25	448,500	449,117	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.55	03/21/25	05/09/25	2,821,875	2,825,798	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.55	03/21/25	05/09/25	449,882	450,507	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.60	03/21/25	05/09/25	2,337,436	2,340,722	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.65	03/21/25	05/09/25	1,745,520	1,748,000	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	03/21/25	05/09/25	2,243,556	2,246,744	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	03/21/25	05/09/25	4,211,800	4,217,784	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	03/21/25	05/09/25	390,928	391,484	Capital Trusts	31 - 90 Days
Barclays Bank PLC	4.65	03/21/25	05/09/25	3,413,340	3,418,190	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	03/21/25	05/09/25	87,313	87,393	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.20	03/21/25	05/09/25	327,803	328,224	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	268,048	268,412	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	03/21/25	05/09/25	646,774	647,654	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	983,320	984,669	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	03/21/25	05/09/25	677,875	678,805	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	03/21/25	05/09/25	327,038	327,492	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	03/21/25	05/09/25	185,350	185,608	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	03/21/25	05/09/25	298,845	299,260	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.55	03/21/25	05/09/25	294,578	294,987	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.60	03/21/25	05/09/25	448,331	448,961	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	310,471	310,913	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	1,211,364	1,213,085	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	438,964	439,588	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	1,057,612	1,059,115	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	1,121,075	1,122,668	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	613,602	614,473	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	1,185,108	1,186,792	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	388,759	389,311	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	317,403	317,854	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	414,710	415,299	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	588,000	588,835	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	346,810	347,303	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	1,140,150	1,141,770	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	798,310	799,444	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.65	03/21/25	05/09/25	997,920	999,338	Corporate Bonds	31 - 90 Days
RBC Capital Markets, LLC	4.50 (b)	03/25/25	Open	108,518	108,518	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.15	03/26/25	04/11/25	826,540	826,540	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.65%(b)	03/26/25	Open	$ 579,912	$ 579,912	Corporate Bonds	Open/Demand
BNP Paribas SA	4.65	03/28/25	04/09/25	355,255	355,255	Corporate Bonds	Up to 30 Days
				$ 331,534,392	$ 333,109,214

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	110	06/18/25	$ 12,586	$ 189,286
2-Year U.S. Treasury Note	695	06/30/25	144,033	665,476
5-Year U.S. Treasury Note	245	06/30/25	26,527	27,011
				881,773
Short Contracts
10-Year U.S. Treasury Note	415	06/18/25	46,240	(515,414)
U.S. Long Bond	63	06/18/25	7,416	(114,297)
Ultra U.S. Treasury Bond	14	06/18/25	1,721	(25,809)
				(655,520)
				$ 226,253
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	123,751	USD	133,715	UBS AG	04/16/25	$ 196
USD	9,730,118	EUR	8,868,000	HSBC Bank PLC	06/18/25	99,720
USD	1,207,973	GBP	934,000	BNP Paribas SA	06/18/25	1,567
						101,483
USD	39,872	EUR	36,890	Bank of America N.A.	04/16/25	(46)
USD	34,134	EUR	33,000	Barclays Bank PLC	04/16/25	(1,575)
USD	42,333	EUR	41,279	Toronto-Dominion Bank	04/16/25	(2,336)
USD	257,944	EUR	251,524	Toronto-Dominion Bank	04/16/25	(14,232)
USD	63,991	EUR	59,000	Deutsche Bank AG	06/18/25	(81)
						(18,270)
						$ 83,213
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	18,410	$ (363,292)	$ (220,637)	$ (142,655)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	5,800	(308,719)	(335,653)	26,934
						$ (672,011)	$ (556,290)	$ (115,721)

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 308	$ 309	$ (1)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	2,742	3,478	(736)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	7	411	(887)	1,298
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	4	247	(513)	760
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	12	695	(1,442)	2,137
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	4	202	(429)	631
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	8	422	(924)	1,346
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	5	306	(653)	959
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	20	1,369	2,274	(905)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	22	(4,550)	(3,994)	(556)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	33	3,739	4,229	(490)
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	8	(527)	(614)	87
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	8	(527)	(555)	28
								$ 4,837	$ 279	$ 4,558

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Barclays Bank PLC	N/A	06/20/25	USD	1,050	$ (5,412)	$ (11,697)	$ 6,285
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	6,500	149,465	(86,278)	235,743
1-day SOFR, 4.41%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	4,000	(15,797)	(44,039)	28,242
									$ 128,256	$ (142,014)	$ 270,270
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 43,783,067	$ 931,000	$ 44,714,067
Common Stocks	—	465,038	1,230,929	1,695,967
Corporate Bonds
Advertising Agencies	—	5,774,913	—	5,774,913
Aerospace & Defense	—	13,422,073	—	13,422,073
Air Freight & Logistics	—	347,861	—	347,861
Automobile Components	—	5,339,713	—	5,339,713
Automobiles	—	5,969,478	—	5,969,478
Banks	—	9,256,109	—	9,256,109
Beverages	—	683,265	—	683,265
Building Materials	—	8,618,023	—	8,618,023
Building Products	—	2,464,221	—	2,464,221
Capital Markets	—	5,390,225	—	5,390,225
Chemicals	—	8,746,978	—	8,746,978
Commercial Services & Supplies	—	19,355,206	—	19,355,206
Construction & Engineering	114,186	2,285,297	—	2,399,483
Consumer Finance	188,517	7,021,644	—	7,210,161
Consumer Staples Distribution & Retail	—	370,711	—	370,711
Containers & Packaging	—	10,492,223	—	10,492,223
Diversified REITs	—	4,589,708	—	4,589,708
Diversified Telecommunication Services	—	24,220,219	356,984	24,577,203
Electric Utilities	—	12,412,923	—	12,412,923
Electronic Equipment, Instruments & Components	—	2,335,908	—	2,335,908
Energy Equipment & Services	—	2,827,261	—	2,827,261
Entertainment	—	9,327,688	—	9,327,688
Environmental, Maintenance & Security Service	—	4,578,807	—	4,578,807
Financial Services	—	7,435,843	—	7,435,843
Food Products	—	9,372,246	—	9,372,246
Ground Transportation	—	2,349,713	—	2,349,713
Health Care Equipment & Supplies	—	5,537,885	—	5,537,885
Health Care Providers & Services	—	14,036,308	—	14,036,308
Health Care REITs	—	3,122,838	—	3,122,838
Hotel & Resort REITs	—	3,346,490	—	3,346,490
Hotels, Restaurants & Leisure	—	14,151,360	—	14,151,360
Household Durables	—	3,339,270	—	3,339,270
Household Products	—	67,133	—	67,133
Independent Power and Renewable Electricity Producers	—	271,747	—	271,747
Industrial Conglomerates	—	626,153	—	626,153
Insurance	—	23,198,820	—	23,198,820
Interactive Media & Services	—	773,661	—	773,661
Internet Software & Services	—	2,580,398	—	2,580,398
IT Services	—	2,446,899	—	2,446,899
Machinery	—	6,290,981	—	6,290,981
Media	—	20,824,082	—	20,824,082
Metals & Mining	—	11,144,725	—	11,144,725
Mortgage Real Estate Investment Trusts (REITs)	—	1,122,852	—	1,122,852
Oil, Gas & Consumable Fuels	—	42,408,836	—	42,408,836
Paper & Forest Products	—	243,601	—	243,601
Passenger Airlines	—	1,555,078	—	1,555,078
Personal Care Products	—	216,449	—	216,449
Pharmaceuticals	—	10,965,121	—	10,965,121
Real Estate Management & Development	—	2,305,267	—	2,305,267
Retail REITs	—	254,874	—	254,874
Semiconductors & Semiconductor Equipment	—	4,527,417	—	4,527,417
Software	—	21,497,405	—	21,497,405
Specialty Retail	—	527,126	—	527,126
Technology Hardware, Storage & Peripherals	—	1,354,894	—	1,354,894
Textiles, Apparel & Luxury Goods	—	161,584	—	161,584

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Trading Companies & Distributors	$ —	$ 728,789	$ —	$ 728,789
Transportation Infrastructure	—	119,326	42,333	161,659
Water Utilities	—	872,474	—	872,474
Wireless Telecommunication Services	—	2,069,196	—	2,069,196
Fixed Rate Loan Interests	—	635,128	1,244,881	1,880,009
Floating Rate Loan Interests	—	301,544,846	11,980,841	313,525,687
Foreign Agency Obligations	—	2,270,159	—	2,270,159
Investment Companies
Equity Funds	—	49,589	—	49,589
Fixed Income Funds	1,656,000	—	—	1,656,000
Non-Agency Mortgage-Backed Securities	—	26,518,710	—	26,518,710
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	33,155,386	—	33,155,386
Preferred Stocks
Capital Markets	1,381,600	—	—	1,381,600
Ground Transportation	—	23,992	—	23,992
IT Services	—	88,895	—	88,895
U.S. Government Sponsored Agency Securities	—	20,984,405	—	20,984,405
U.S. Treasury Obligations	—	28,768,301	—	28,768,301
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	4,236,176	—	—	4,236,176
Unfunded Floating Rate Loan Interests(a)	—	1,678	—	1,678
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(720)	—	(720)
	$7,576,479	$845,965,769	$15,786,968	$869,329,216
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 34,180	$ —	$ 34,180
Foreign Currency Exchange Contracts	—	101,483	—	101,483
Interest Rate Contracts	881,773	270,270	—	1,152,043
Liabilities
Credit Contracts	—	(145,343)	—	(145,343)
Foreign Currency Exchange Contracts	—	(18,270)	—	(18,270)
Interest Rate Contracts	(655,520)	—	—	(655,520)
	$226,253	$242,320	$—	$468,573

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $333,109,214 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2024	$ 917,574	$ 605,755	$ 1,235,747	$ 1,606,112	$ 13,579,446	$ —	$ 77,041	$ 18,021,675
Transfers into Level 3	—	—	—	—	3,762,747	—	—	3,762,747
Transfers out of Level 3	—	(213,712)	(1,084,835)	(67,300)	(7,518,116)	—	(77,041)	(8,961,004)
Accrued discounts/premiums	(2,897)	—	810	407	1,375	—	—	(305)
Net realized gain (loss)	—	—	75	3,679	(32)	—	—	3,722
Net change in unrealized appreciation (depreciation)(a)	16,323	(300,413)	8,404	(3,018)	(124,634)	—	—	(403,338)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Limited Duration Income Trust (BLW)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Total
Purchases	$ —	$ 1,139,299	$ 406,495	$ 230,001	$ 6,231,708	$ —	$ —	$ 8,007,503
Sales	—	—	(167,379)	(525,000)	(3,951,653)	—	—	(4,644,032)
Closing balance, as of March 31, 2025	$ 931,000	$ 1,230,929	$ 399,317	$ 1,244,881	$ 11,980,841	$ —	$ —	$ 15,786,968
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(a)	$ 16,323	$ (300,413)	$ (7,498)	$ (8,119)	$ (94,081)	$ —	$ —	$ (393,788)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate